                                                      SEMI-ANNUAL REPORT


                                                    RSI RETIREMENT TRUST


                                                        CORE EQUITY FUND
                                                       VALUE EQUITY FUND
                                             EMERGING GROWTH EQUITY FUND
                                               INTERNATIONAL EQUITY FUND
                                              ACTIVELY MANAGED BOND FUND
                                             INTERMEDIATE-TERM BOND FUND
                                              SHORT-TERM INVESTMENT FUND


                                                  MARCH 31, 2003

                                                      [LOGO](R)

                                                    BROKER/DEALER:
                                                  RETIREMENT SYSTEM
                                                   DISTRIBUTORS INC.

                                                  317 MADISON AVENUE
                                               NEW YORK, NY  10017-5201
                                                      800-772-3615

                                                    www.rsgroup.com

TABLE OF CONTENTS
------------------------------------------------------------------------

President's Message.........................................    1
Investment Review...........................................    3
Combined Financial Statements...............................    9
    Financial Statements of Investment Funds................   11
    Core Equity Fund........................................   11
    Value Equity Fund.......................................   14
    Emerging Growth Equity Fund.............................   18
    International Equity Fund...............................   23
    Actively Managed Bond Fund..............................   28
    Intermediate-Term Bond Fund.............................   34
    Short-Term Investment Fund..............................   39
Notes to Financial Statements...............................   42
Officers, Consultants, Investment Managers,
  Custodian, Distributor, Transfer Agent,
  Independent Auditors, Counsel.............................   53
Board of Trustees...........................................   54

[RSI LOGO](R)
  is a registered trademark of Retirement System Group Inc.

This Semi-Annual Report is unaudited.

THE INFORMATION CONTAINED HEREIN SHALL NOT BE CONSTRUED TO BE OR CONSTITUTE AN OFFER OR SOLICITATION OF AN OFFER TO BUY UNITS IN THE RSI RETIREMENT TRUST. SALES OF UNITS IN THE TRUST MAY BE MADE ONLY IN THOSE STATES WHERE SUCH UNITS ARE EXEMPT FROM REGISTRATION OR HAVE BEEN QUALIFIED FOR SALE. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT NET ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Fellow Unitholders:

    The goal of RSI Retirement Trust is to provide a flexible platform for the prudent investment of assets to help meet the retirement needs of our investors. The Trust platform offers carefully chosen portfolios that are continually monitored by the Trustees for their appropriateness in meeting this goal. Additionally, the Trust is solely for the investment of retirement assets of IRS tax qualified defined benefit and defined contribution (includes 401(k)) retirement plans and individual retirement accounts (IRA's).

    The one theme that is consistently stressed when investment advice is given by just about any qualified expert, is that investments should be diversified across a spectrum containing different parts with varying characteristics. Also, that a disciplined view toward the long term is necessary to avoid making poorly timed emotional decisions. This means that some sectors of the investment pie may go up while others may go down. If diversification is done properly it will be unlikely that all sectors will be moving in the same direction at a given point in time. Diversification is especially important when investing for retirement purposes.

    March of 2003 marked the three-year anniversary of the bear market in stocks throughout the world. Simply stated, this has been one of the worst bear markets in U.S. history when measured by the magnitude of the overall decline in values of equity type securities. Many reasons are advanced as possible causes: stock market bubbles in the late 1990's, loss of confidence in corporate accounting standards, September 11th, threats of more terrorism, war with Iraq, North Korea's nuclear weapon potential, low corporate earnings, infectious diseases, etc. A daunting list, no doubt, but there seems to always be a daunting list of global and domestic issues that we worry about. A review of the 20th century's troubles reminds us of that.

    I believe it's important to keep in mind that the current stock market decline began in early 2000 after nearly 18 years of superlative performance since 1982. Perhaps the current bear market is just a "breather" period that has to run its course to counter the "irrational exuberance" of the 1990's. It is also important to recognize that, while equities have performed poorly over the last three years, fixed-income investments have done relatively well. For example, while the S&P 500 stock index returned a negative 16.09% annually for the three year period ending March 31, 2003, the Lehman Brothers Aggregate Bond Index returned a positive 9.81% annually for that period.

    Basically, we just didn't know when the old bull market was going to end or how it was going to end. We also don't know when the current bear market will end or what future returns will be. We don't know if interest rates will trend higher in the future, thus reducing the value of most fixed-income investments. As the U. S. economy slowly pulls itself toward higher growth, as I believe it will, many of these questions will be answered, probably only in hindsight.

    The above discussion emphasizes the rationale for diversification. In fact, diversification is the backbone of RSI Retirement Trust's asset allocation program that is available to the defined benefit retirement programs participating in the Trust. During the past three years, the Board of Trustees has followed the detailed and disciplined approach established by the Statement of Investment Objectives and Guidelines. This has required a number of rebalancing efforts to keep within the established ranges among the various categories of investment vehicles. We believe that our disciplined approach is especially productive during times of high volatility and will pay dividends down the road as the economic recovery progresses. A copy of the Statement of Investment Objectives and Guidelines is available to any investor in RSI Retirement Trust, upon request.

    I advised you in the Trust's Annual Report as of September 30, 2002 that the Trustees appointed a co-portfolio manager for the Core Equity Fund and replaced the previous portfolio managers of the Emerging Growth Equity Fund. Since then the co-portfolio manager has assumed full management responsibilities for the Core Equity Fund. I'm happy to report that both new management teams have restructured those portfolios and the results have been favorable.

    As always, the Trustees appreciate your support and confidence. When you assess the combination of our organizational structure and our long track record of overseeing pension plan investments, we hope you will feel completely secure in entrusting your assets with us. We welcome your comments and questions and look forward to continuing to serve your investment needs.

                                              /s/ William Dannecker

                                              William Dannecker
                                              President and Trustee
                                              May 15, 2003

INVESTMENT REVIEW
--------------------------------------------------------------------------------

EQUITY MARKET ENVIRONMENT

    In the 2002 Annual Report, we discussed the many factors that influenced equity market performance, from corporate scandals to terrorism, from burst technology bubbles to weaker economic data. Since then, geopolitical concerns have become an increasingly important driver of equity market performance. The diplomatic negotiations surrounding the United Nations weapons inspections in Iraq, the ultimate breakdown of the inspections process, the buildup of military presence in the Middle East and finally the commencement of military activities, gave the equity markets exactly what they don't need: uncertainty. Not only did these events themselves have uncertain outcomes, but they also created doubt about broader issues: would the political rift between the United States and key European allies over the right course of action in Iraq create long term disruptions in trade? Would the economic recovery that was just starting to take hold be put on a temporary hold, or stopped in its tracks? Would a successful outcome of the Iraqi campaign create sufficient political capital to ease the passage of President Bush's proposed tax cuts? With all of these questions unresolved, the markets paid careful attention to every scrap of data.

    The economic data indicated a clear deceleration in the economy, which downshifted from 4% GDP growth in the third quarter of 2002 to 1.4% in the fourth quarter. The first quarter of 2003 showed only a modest uptick in GDP growth, to 1.6%. Concerned about the slowdown in economic activity in the third quarter, the Fed lowered rates by 50 basis points at its November 6, 2002 meeting, yielding a Fed Funds rate of 1.25%. In doing so, it hoped that this aggressive move would help the economy weather its current "soft spot," but that soft spot has endured longer than hoped, largely due to the uncertainty created by the war.

    With the outcome of that war still open to question through the first calendar quarter of 2003, corporate executives across all sectors of the economy reported that customers were reluctant to commit to new orders, and they in turn were hesitant to resume capital spending. In the absence of revenue growth, cost cutting continued to be the most widespread tool used by managements to drive earnings growth. While the results were December and March quarter earnings reports that were often better than expected, the continuation of plant closings, layoffs, and inventory reductions put a damper on economic activity throughout the past six months. The consumer, who had benefited from the stimulative effect of refinancings through 2001 and early 2002, finally began to slow down, leading to weaker than anticipated holiday sales. With weakness on all fronts, unemployment claims began to rise, and remain fairly consistently above the 400,000 per week rate.

    Given the continuation of all these political and economic cross currents, the past six months have been a period of significant volatility in equity markets. The S&P 500 returned 4% (price change only) in this period, rising from
815.3 to 848.2. On the way, however, the Index dipped to a low of 776.8 on October 9, 2002, then shot ahead to a high of 936.3 on November 29. It retreated again to 801.7 on March 11 before staging a war rally as hostilities began in Iraq. During this period, growth stocks tended to outperform, with the Russell 1000-Registered Trademark- Growth Index returning 5.99% compared to the Russell 1000-Registered Trademark- Value Index's 3.90% return. The large and mid cap stocks that comprise those indices outpaced smaller stocks: the Russell 2000-Registered Trademark- returned 1.39% during this period. Non-U.S. stocks, as measured by the MSCI EAFE Index, declined during the period, returning -2.28% for the first half of fiscal 2003.

    The Trust's equity funds did not fare well in this volatile period. The large cap Core and Value funds were the best performers on an absolute basis, returning 1.74% and 2.01% respectively. However, the Core Equity Fund's 1.74% trailed the S&P 500 return of 5.02% (with dividends reinvested), and the Value Equity Fund's 2.01% return trailed the Russell 1000-Registered Trademark-Value's 3.90%. Emerging Growth returned -4.31% compared to the Russell 2000-Registered Trademark- Index's 1.39%. International Equity returned -6.29% compared to the MSCI EAFE Index -2.28%.

EQUITY FUNDS

CORE EQUITY FUND

    The Core Equity Fund returned 1.74% for the six-month period ended March 31, 2003, underperforming the 3.19% return of the Lipper Large-Cap Core Funds Average, its peer group performance comparison benchmark. However, in the first calendar quarter of 2003, the Fund returned -1.02%, outperforming the -3.21% return of its Lipper benchmark. For the one-year ended March 31, 2003, the fund returned -29.38%, and trailed its benchmark, which returned -25.78% for the same period. The Core Equity Fund fell -6.67% annually for the five-years ended March 31, 2003, lagging its benchmark's annualized return of -5.00% for this period. For the longer time periods (ten- and fifteen-years ended March 31, 2003), the Fund also uderperformed its benchmark, experiencing annual returns of 6.48% and 9.01%, versus 6.67% and 9.24%, respectively, for the benchmark. The Core Equity Fund's fifteen year annualized return of 9.01% was achieved while exhibiting less risk (as measured by standard deviation) than the overall market, as represented by the S&P 500 Index. The standard deviation of return for the Fund was 15.16% versus 16.46% for the index annualized over the fifteen-year period.

VALUE EQUITY FUND

    The Value Equity Fund returned 2.01% for the six-month period ended
March 31, 2003, underperforming the Lipper Large-Cap Value Funds Average, its peer group performance comparison benchmark, which returned 2.83%. However, in the first calendar quarter of 2003, the Fund returned -4.47% and outperformed the -5.13% return of its Lipper benchmark and ranked in the top 24th percentile (99th out of 416 funds). In addition, the longer term results show a consistent record of outperformance. For the one-year period ended March 31, 2003, the Fund outperformed its benchmark, returning -24.34% versus -25.54% for the benchmark and ranked in the top 35th percentile (133 out of 387 funds). For the five-years ended March 31, 2003, the Value Equity Fund recorded an annualized return of 0.31%, outperforming the -4.15% annualized return of its benchmark. This performance placed the Fund in the top 3% (6th out of 206 funds) of its Lipper grouping. For the most recent ten-years ended March 31, 2003, the Fund reflected an annualized return of 9.85%, surpassing the benchmark's annual return of 7.10%, and ranked in the top 9% of its Lipper grouping (6th out of 68 funds). For the fifteen-year period ended March 31, 2003, the Fund achieved an annual return of 10.04%, outperforming the benchmark's annual return of 9.51% for the same period. For the fifteen-year period, the Fund had a lower risk exposure, as measured by standard deviation, than the Russell 1000-Registered Trademark-Value Index. The standard deviation of return for the Fund was 14.82% versus 15.20% for the index.

EMERGING GROWTH EQUITY FUND

    The Emerging Growth Equity Fund returned -4.31% for the six-month period ended March 31, 2003, trailing both the Russell 2000-Registered Trademark- Index and Russell 2000-Registered Trademark- Growth Index, which returned 1.39% and 3.32%, respectively, for the period. However, the Fund outperformed the market in the first quarter of 2003. The Fund returned -3.80%, while the Russell 2000-Registered Trademark- Index returned -4.49% and the Russell
2000-Registered Trademark- Growth Index reflected -3.89% for the same quarter. For the one-year ended March 31, 2003, the Fund recorded -41.35% and underperformed both Russell 2000-Registered Trademark- Index and Russell 2000-Registered Trademark- Growth Index, which returned -26.97% and -31.64%, respectively. For the most recent five-years ended March 31, 2003, the Fund posted an annualized return of -9.70%, versus -4.12% for Russell
2000-Registered Trademark- Index and -9.39% for Russell
2000-Registered Trademark- Growth Index. For the ten- and fifteen-years ended March 31, 2003, the Fund trailed the Russell 2000-Registered Trademark- Index (5.03% and 7.68% versus 6.22% and 8.14%), but compared favorably to the Russell 2000-Registered Trademark- Growth Index (5.03% and 7.68% versus 2.40% and 4.95%). The Fund's annualized return for the fifteen-year period was achieved while taking more risk (as measured by standard deviation) then both the Russell 2000-Registered Trademark- Index and Russell 2000-Registered Trademark- Growth Index. The standard deviation of return for the Fund was 25.66% compared to 20.22% for the Russell 2000-Registered Trademark- Index and 25.56% for the Russell 2000-Registered Trademark- Growth Index.

INTERNATIONAL EQUITY FUND

    The International Equity Fund returned -6.29% for the six-month period ended March 31, 2003, and trailed the -3.32% return of the Lipper International Funds Average, its peer group performance comparison benchmark. For the first calendar quarter of 2003, the Fund returned -11.28%, versus -8.33% for the Lipper benchmark. For the one-year period ended March 31, 2003, the Fund returned -27.15% and underperformed the -24.60% return of its Lipper benchmark. For the five-years ended March 31, 2003, the Fund recorded an annualized return of -7.47%, compared to the -6.92% annualized return of its benchmark. For the longer time periods (ten- and fifteen-years ended March 31, 2003), the International Equity Fund also underperformed versus its Lipper benchmark. The Fund's 2.02% annualized return for the fifteen-year period was achieved while taking less risk (as measured by standard deviation) then the overall market, as represented by MSCI EAFE Index. The standard deviation of return for the Fund was 14.88% compared to 17.62% for the index.

FIXED-INCOME MARKET ENVIRONMENT

    The flow of economic data is expected to remain weak over the coming months. Accordingly, the Federal Reserve may be forced to lower rates by the end of the second quarter of 2003. While the end of the war in Iraq is likely to provide a boost to confidence indicators, this turn in sentiment will probably not open too many wallets given the weak labor market and the veil of caution that has descended over the business sector.

    For the six-month period ended March 31, 2003, the Federal Open Market Committee ("FOMC") met behind closed doors a total of four times. It was only at the first of these four meetings on November 6, 2002, that the Federal Reserve took any action. At this meeting, they lowered both the Federal Funds Rate and the Discount Rate by 50 basis points each. At the March 18, 2003 meeting, the Federal Reserve sent an ominous message to the markets. For the first time since the FOMC began publishing comments on rate decisions, they declined to provide a "bias." Instead, policymakers admitted that current uncertainties made it too difficult to gauge which direction the domestic economy might take.

    The yield curve steepened over the first half of fiscal year 2003 as the yields of shorter maturities declined against the long end of the yield curve. At March 31, 2003, U.S. Treasuries reflected the following changes: three-month Treasury Bills declined 44 basis points versus September 30, 2002; six-month Bills decreased by 39 basis points; the two-year Note declined by 20 basis points; the five-year Note rose by 15 basis points; the ten-year Note rose by 20 basis points and the thirty-year Bond rose 15 basis points to 4.82%. For the better part of this fiscal year, both agency and swap spreads have tended to be market directional. In other words, spreads have narrowed when rates declined and widened when rates have risen. The expected heavy issuance of Treasuries early in the second half of fiscal year 2003 may cause some temporary indigestion in the belly of the curve. Moreover, the increased supply should lead to a continued narrowing of swap spreads. Corporate spreads have broadly tightened in the past six months as investors seek out incremental safe yield. The high yield sector, in particular, has been the top-performer in the bond market.

    Although most anticipate a rising interest rate environment at some point this year, inflation is expected to remain virtually non-existent. The core Consumer Price Index (which excludes food and energy prices) rose 2.3% in 2003 and the forecast for 2003 is currently at a mere 1.7%. It is for this reason that rates should probably rise slowly and cause the Federal Reserve to refrain from any easing of monetary policy before 2004.

    For the first six months of fiscal year 2003, fixed-income total returns (interest plus price changes), as measured by the Lehman Brothers Aggregate Bond Index, were up 2.98%, and rose 11.69% for the one-year period. For the short- to intermediate-term securities (represented by the Lehman Brothers Government-Intermediate Bond Index), the results were similar at 1.91% for the semi-annual period and 10.95% for the one-year period. Cash equivalent investments (90-Day Treasury Bills) ended the six-month period at 0.62% return, and rose 1.46% for the one-year period ended March 31, 2003.

FIXED-INCOME FUNDS

ACTIVELY MANAGED BOND FUND

    The Actively Managed Bond Fund returned 1.46% for the fiscal year-to-date ended March 31, 2003, and outperformed the 1.40% return of its peer group performance comparison benchmark, the Lipper General U.S. Government Funds Average. For the three-month period ended March 31, 2003, the Fund returned 0.99% and compared favorably to its Lipper benchmark which returned 0.74% for this period and ranked in the top 20th percentile (35th out of 182 funds). For the one-year period ended March 31, 2003, the Fund returned 9.17%, trailing the Lipper benchmark's return of 10.87% and ranked in the 82nd percentile (137th out of 169 funds). With an annualized return of 7.11% for the five-years ended
March 31, 2003, the Fund outpaced the benchmark, which returned 6.43% per year. This performance put the Fund in the top 11% of its Lipper grouping (14th out of 128 funds). For the other time periods (ten- and fifteen-years ended March 31,
2003), the Fund returned 6.81% and 7.98% per year, respectively, outperforming its benchmark's annualized returns of 6.18% and 7.37% for the ten and fifteen-year periods. For the ten- and fifteen-year periods, the Fund achieved a top 7% ranking (4th out of 58 funds) and a top 16% ranking (5th out of 33 funds), respectively. The Fund's fifteen-year return was achieved with slightly higher risk (as measured by standard deviation) then the market, as represented by the Lehman Brothers Aggregate Bond Index. The standard deviation of return for the Fund was 4.41% versus 4.21% for the market index.

    The Fund continues to emphasize quality of holdings, with more than 92% in U.S. Government and other AAA-rated securities. At March 31, 2003, the average weighted maturity and average weighted modified duration of all portfolio holdings was 6.1 years and 3.8 years, respectively, compared to 5.7 years and
4.1 years, respectively, at the start of fiscal year 2003.

INTERMEDIATE-TERM BOND FUND

    The Intermediate-Term Bond Fund returned 0.95% for the six-month period ended March 31, 2003, while its peer group performance comparison benchmark, the Lipper Short-Intermediate (one- to five-years maturity) U.S. Government Funds Average, returned 1.69% for the same period. For the first calendar quarter of 2003, the Fund returned 0.28% and underperformed its Lipper benchmark, which returned 0.76%. The Fund's return for the one-year period ending March 31, 2003 was 4.44%, compared to the 8.65% return of its benchmark. For the five-years ended March 31, 2003, the Fund reflected an annualized return of 5.49%, trailing the 6.20% annualized return of its benchmark. For the longer time periods (ten- and fifteen-year periods ended March 31, 2003), the Fund also uderperformed its benchmark, returning 5.46% and 6.86% per year, respectively, while the benchmark posted an annualized returns of 5.84% and 7.00% for the same time periods. Although the Intermediate-Term Bond Fund fifteen-year annualized return trailed the Lipper benchmark for this period, the return was achieved with less risk (as measured by standard deviation) than the market, represented by the Lehman Brothers Government-Intermediate Bond Index. The standard deviation of return for the Fund was 2.78% versus 3.33% for the index.

    The Intermediate-Term Bond Fund continues to emphasize quality of holdings, with over 93% in U.S. Government and other AAA-rated securities. At March 31, 2003, the average weighted maturity and average weighted modified duration of all portfolio holdings was 4.0 years and 2.8 years, respectively, versus
3.5 years and 2.6 years, respectively, at the start of fiscal year 2003 (September 30, 2002).

SHORT-TERM INVESTMENT FUND

    For the six-month period ended March 31, 2003, the Short-Term Investment Fund returned 0.57%, versus the 0.34% return of the Lipper Money Market Funds Average (a peer group performance comparison benchmark although the Short-Term Investment Fund is not a money market fund). For the first calendar quarter of 2003, the Fund returned 0.23% and outperformed its Lipper benchmark's return of 0.14%. For the one-year period ended March 31, 2003, the Fund returned 1.77%, comparing favorably to the 0.86% return of its benchmark. For the five-year period ended March 31, 2003, the Fund returned 4.03% annually and outperformed its benchmark annual return of 3.69%. For the ten- and fifteen-year periods ended March 31, 2003, the Fund's annual returns of 4.15% and 4.89% compared favorably to the 4.13% and 4.84% respective annualized returns of the Lipper Average. The Fund's fifteen-year return was achieved with slightly higher risk (as measured by standard deviation) then the market, as represented by the Citigroup 6-Month U.S. Treasury Bills. The standard deviation of return for the Fund was 0.64% versus 0.53% for the market.

    The Short-Term Investment Fund continues to emphasize quality of holdings, with 86.2% in U.S. Government securities and 13.8% in AA-rated and A-rated securities. The average portfolio maturity at the start of fiscal year 2003 was 271 days, then 267 days at December 31, 2002 and increasing to 274 days at March 31, 2003.

                                  EQUITY FUNDS
                         NET INVESTMENT PERFORMANCE(1)
                        FOR PERIODS ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                                  Annualized
                                                                    ---------------------------------------
                                               6 Months   1 Year    3 Years   5 Years   10 Years   15 Years
                                               --------   -------   -------   -------   --------   --------
CORE EQUITY FUND                                 1.74%    (29.38)%  (19.46)%  (6.67)%    6.48%       9.01%

Lipper Large-Cap Core Funds Average(2)           3.19%    (25.78)%  (17.35)%  (5.00)%    6.67%       9.24%

VALUE EQUITY FUND                                2.01%    (24.34)%   (7.47)%   0.31%     9.85%      10.04%

Lipper Large-Cap Value Funds Average(2)          2.83%    (25.54)%   (8.68)%  (4.15)%    7.10%       9.51%

EMERGING GROWTH EQUITY FUND                     (4.31)%   (41.35)%  (29.22)%  (9.70)%    5.03%       7.68%

Russell 2000-Registered Trademark- Index(3)      1.39%    (26.97)%  (11.00)%  (4.12)%    6.22%       8.14%

Russell 2000-Registered Trademark- Growth
 Index(4)                                        3.32%    (31.64)%  (24.42)%  (9.39)%    2.40%       4.95%

INTERNATIONAL EQUITY FUND(5)                    (6.29)%   (27.15)%  (19.51)%  (7.47)%    1.54%       2.02%

Lipper International Equity Funds Average(2)    (3.32)%   (24.60)%  (20.49)%  (6.92)%    2.94%       4.23%

1. All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.

2. Lipper Inc. (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual funds. The results reflect performance comparison benchmark groupings and are net of all expenses other than sales charges and redemption fees.

3. An index that reflects the performance of 2,000 small company securities (growth and value stocks with a dollar-weighted average market capitalization of approximately $645 million). The performance results reflect an unmanaged index and are gross, since expenses are not applicable. Russell 2000-Registered Trademark- Index is a registered trademark of the Frank Russell Company.

4. A representative index which includes only small company growth securities (dollar-weighted average market capitalization is approximately $679 million). The performance results reflect an unmanaged index and are gross, since expenses are not applicable. Russell 2000-Registered Trademark-Growth Index is a registered trademark of the Frank Russell Company.

5. The International Equity Fund began operations on May 1, 1984. The inception date for the other funds was January 1, 1983.
--------------------------------------------------------------------------------

                             FIXED-INCOME FUNDS(3)
                         NET INVESTMENT PERFORMANCE(1)
                        FOR PERIODS ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                                         Annualized
                                                                           ---------------------------------------
                                                       6 Months   1 Year   3 Years   5 Years   10 Years   15 Years
                                                       --------   ------   -------   -------   --------   --------
ACTIVELY MANAGED BOND FUND                              1.46%      9.17%    9.65%     7.11%     6.81%      7.98%

Lipper General U.S. Government Funds Average(2)         1.40%     10.87%    8.63%     6.43%     6.18%      7.37%

INTERMEDIATE-TERM BOND FUND                             0.95%      4.44%    6.73%     5.49%     5.46%      6.86%

Lipper Short-Intermediate (1 to 5 year maturity) U.S.
 Government Funds Average(2)                            1.69%      8.65%    7.88%     6.20%     5.84%      7.00%

SHORT-TERM INVESTMENT FUND                              0.57%      1.77%    3.68%     4.03%     4.15%      4.89%

Lipper Money Market Funds Average(2)                    0.34%      0.86%    2.97%     3.69%     4.13%      4.84%

1. All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.

2. Lipper Inc. (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual funds. The results reflect performance comparison benchmark groupings and are net of all expenses other than sales charges and redemption fees.

3.   The inception date for the fixed-income funds is January 1, 1983.
--------------------------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
RSI RETIREMENT TRUST
Combined Statement of Assets and Liabilities          March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (cost
    $491,216,226)--Note 2(A)                               $493,821,862
  Collateral received for securities on
    loan--Note 4                                             26,679,820
  Receivable for investments sold                               496,543
  Dividends and interest receivable                           2,004,587
  Receivable from investment manager                             12,814
  Reclaims receivable                                           168,567
  Other assets                                                   27,147
                                                           ------------
                                                            523,211,340
LIABILITIES:
  Options written, at value (premiums
    received $134,896)                         $   92,000
  Payable for investments purchased             5,892,912
  Payable upon return of securities on
    loan--Note 4                               26,679,820
  Payable to investment managers                  225,704
  Accrued expenses and other payables             392,705    33,283,141
                                               ----------  ------------
NET ASSETS--Note 5                                         $489,928,199
                                                           ============

Combined Statement of Operations     Six Months Ended March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Investment Income:
    Dividends (net of foreign withholding tax
      of $48,250)                              $2,182,384
    Interest                                    6,038,728
    Securities lending                             48,044
                                               ----------
       Total Investment Income                             $ 8,269,156
  Expenses:
    Investment manager's fees--Note 3(A)        1,375,963
    Shareholder servicing fees and
    expenses--Note 3(B)                         1,207,726
    Custodian fees and expenses                    81,878
    Legal and Auditing fees                        89,012
    Consultant fees                                54,187
    Trustees' fees and expenses--Note 3(C)        143,617
    Printing and Postage                           57,675
    Insurance                                      37,436
    Other                                         131,308
                                               ----------
       Total Expenses                           3,178,802
       Less Expenses voluntarily reduced           (7,835)
       Less Investment manager's fee
       waiver--Note 3(A)                          (73,743)
                                               ----------
       Net Expenses                                          3,097,224
                                                           -----------
NET INVESTMENT INCOME                                        5,171,932
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES--Note 4:
  Net realized loss on investments             (20,041,890)
  Net realized gain on options written             64,598
  Net realized loss on foreign currency
    transactions                                  (40,127)
  Net increase in unrealized appreciation on
    investments                                16,023,004
  Net increase in unrealized appreciation on
    options written                                42,896
  Net increase in unrealized appreciation on
    foreign currency transactions                   1,225
                                               ----------
NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS AND FOREIGN CURRENCIES                        (3,950,294)
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $ 1,221,638
                                                           ===========

See Notes to Financial Statements      9

Combined Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                              ENDED 3/31/2003    YEAR ENDED
                                                                (UNAUDITED)       9/30/2002
                                                              ---------------   -------------
OPERATIONS:
  Net investment income                                        $  5,171,932     $  10,306,015
  Net realized loss on investments and options written          (20,017,419)      (18,890,417)
  Net increase (decrease) in unrealized appreciation
    (depreciation)                                               16,067,125       (56,956,601)
                                                               ------------     -------------
  Net increase (decrease) in net assets resulting from
    operations                                                    1,221,638       (65,541,003)
                                                               ------------     -------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                            66,132,767       119,812,502
  Value of units redeemed                                       (61,675,818)     (104,075,958)
                                                               ------------     -------------
  Net increase in net assets resulting from capital
    transactions                                                  4,456,949        15,736,544
                                                               ------------     -------------
  Net increase (decrease)                                         5,678,587       (49,804,459)
NET ASSETS at beginning of period                               484,249,612       534,054,071
                                                               ------------     -------------
NET ASSETS at end of period                                    $489,928,199     $ 484,249,612
                                                               ============     =============

See Notes to Financial Statements      10

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
--------------------------------------------------------------------------------
CORE EQUITY FUND
Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
COMMON STOCKS                  (98.1%)
             AEROSPACE & DEFENSE        (1.8%)
    60,100   L-3 Communications
               Holdings, Inc.*                 $  2,414,217
                                               ------------
             AUTOMOTIVE & TRUCKS        (1.0%)
    26,500   PACCAR, Inc.                         1,332,155
                                               ------------
             BROADCASTING & PUBLISHING  (2.8%)
    73,600   Clear Channel
               Communications, Inc.*              2,496,512
    39,200   Westwood One, Inc.*                  1,224,608
                                               ------------
                                                  3,721,120
                                               ------------
             COMPUTER SOFTWARE &
               PERIPHERALS              (3.4%)
   186,600   Microsoft Corp.                      4,517,586
                                               ------------
             COMPUTER SYSTEMS           (5.6%)
    82,900   Dell Computer Corp.*                 2,263,999
    66,700   International Business
               Machines Corp.                     5,231,281
                                               ------------
                                                  7,495,280
                                               ------------
             CONSUMER GOODS & SERVICES  (5.0%)
    36,900   Black & Decker Corp.                 1,286,334
    70,000   Pactiv Corp.*                        1,421,000
    44,700   Procter & Gamble Co.                 3,980,535
                                               ------------
                                                  6,687,869
                                               ------------
             DIVERSIFIED                (7.7%)
   168,200   General Electric Co.                 4,289,100
    97,300   Tyco International Ltd.              1,251,278
    81,400   United Technologies Corp.            4,703,292
                                               ------------
                                                 10,243,670
                                               ------------
             DRUGS, HEALTH CARE &
               PHARMACEUTICALS          (17.3%)
    41,500   Amgen, Inc.*                         2,388,325
    23,900   Anthem, Inc.*                        1,583,375
    22,000   Eli Lilly & Co.                      1,257,300
    59,400   Forest
               Laboratories, Inc.*                3,205,818
    53,600   Gilead Sciences, Inc.*               2,250,664
    79,700   HCA, Inc.                            3,296,392
    43,700   Johnson & Johnson                    2,528,919
   136,000   Pfizer, Inc.                         4,237,761
    46,800   Zimmer Holdings, Inc.*               2,275,884
                                               ------------
                                                 23,024,438
                                               ------------
             EDUCATIONAL SERVICES       (1.7%)
    44,200   Apollo Group, Inc.,
               Class A*                           2,205,580
                                               ------------
             ELECTRONICS & ELECTRICAL   (3.6%)
   224,800   Intel Corp.                          3,659,744
    57,700   Microchip
               Technology, Inc.                   1,148,230
                                               ------------
                                                  4,807,974
                                               ------------
             ENERGY                     (1.1%)
    41,500   Exxon Mobil Corp.                    1,450,425
                                               ------------
             FINANCIAL SERVICES         (14.9%)
    83,226   American International
               Group, Inc.                        4,115,525
    55,983   Bank of America Corp.                3,741,904
    22,500   Bear Stearns Cos., Inc.              1,476,000
   101,277   Citigroup, Inc.                      3,488,993
    47,300   Fifth Third Bancorp                  2,371,622
    83,600   First Tennessee National
               Corp.                              3,319,756
    23,200   Lehman Brothers
               Holdings, Inc.                     1,339,800
                                               ------------
                                                 19,853,600
                                               ------------

  SHARES                                          VALUE
  ------                                          -----
             FOOD PRODUCTS & SERVICES   (2.2%)
    69,600   Dean Foods Co.*                   $  2,986,536
                                               ------------
             INSURANCE                  (3.7%)
    30,000   Marsh & McLennan
               Cos., Inc.                         1,278,900
    34,800   PartnerRe Ltd.                       1,748,700
    48,000   Renaissancere Holdings
               Ltd.                               1,922,400
                                               ------------
                                                  4,950,000
                                               ------------
             LODGING                    (0.9%)
    53,300   Starwood Hotels & Resorts
               Worldwide, Inc.                    1,268,007
                                               ------------
             MERCHANDISING              (1.0%)
    59,800   Mattel, Inc.                         1,345,500
                                               ------------
             MULTIMEDIA                 (1.0%)
    81,900   The Walt Disney Co.                  1,393,938
                                               ------------
             NETWORKING &
               TELECOMMUNICATIONS
               EQUIPMENT                (4.7%)
   219,600   Cisco Systems, Inc.*                 2,850,408
    53,170   QUALCOMM, Inc.                       1,917,310
    38,200   Symantec Corp.*                      1,496,676
                                               ------------
                                                  6,264,394
                                               ------------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES    (7.0%)
    45,680   Apache Corp.                         2,820,283
    89,500   ENSCO
               International, Inc.                2,283,145
    32,000   Nabors Industries Ltd.*              1,275,840
   157,866   XTO Energy, Inc.                     2,999,454
                                               ------------
                                                  9,378,722
                                               ------------
             RESTAURANTS                (1.0%)
    52,800   Starbucks Corp.*                     1,360,128
                                               ------------
             RETAIL                     (7.9%)
    88,200   Bed Bath & Beyond, Inc.*             3,046,428
    71,600   Kohl's Corp.*                        4,051,128
    65,500   Wal-Mart Stores, Inc.                3,407,965
                                               ------------
                                                 10,505,521
                                               ------------
             TELECOMMUNICATIONS         (1.1%)
    43,000   Verizon
               Communications, Inc.               1,520,050
                                               ------------
             TRANSPORTATION & SHIPPING  (1.7%)
    41,700   FedEx Corp.                          2,296,419
                                               ------------
Total Common Stocks (Cost $116,867,159)        $131,023,129
                                               ------------

PRINCIPAL
AMOUNT
------
REPURCHASE AGREEMENT                    (4.0%)
$5,379,781   Bear Stearns &
               Co., Inc., 1.30%, Due
               4/1/03, Repurchase
               price $5,379,975,
               Collateralized by U.S.
               Treasury Bond                   $  5,379,781
                                               ------------
Total Repurchase Agreement
(Cost $5,379,781)                              $  5,379,781
                                               ------------
Total Investments (Cost $122,246,940)   102.1% $136,402,910
Liabilities in excess of other assets   (2.1)%   (2,787,818)
                                        ----   ------------
Net Assets                              100.0% $133,615,092
                                        ====   ============

* Denotes non-income producing security.

See Notes to Financial Statements      11

Statement of Assets and Liabilities                   March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (cost
    $122,246,940)--Note 2(A)                             $136,402,910
  Collateral received for securities on
    loan--Note 4                                            4,445,313
  Dividends and interest receivable                            77,223
  Other assets                                                  3,880
                                                         ------------
                                                          140,929,326
LIABILITIES:
  Payable for investments purchased            $2,725,872
  Payable upon return of securities on
    loan--Note 4                               4,445,313
  Payable to investment manager                  60,491
  Accrued expenses                               82,558     7,314,234
                                               --------  ------------
NET ASSETS at value, applicable to 2,160,019
  outstanding units
  of beneficial interest--Note 5                         $133,615,092
                                                         ============
NET ASSET VALUE offering and redemption price
  per unit
  ($133,615,092 divided by 2,160,019 units)              $      61.86
                                                         ============

Statement of Operations              Six Months Ended March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Investment Income:
    Dividends                                  $  703,561
    Interest                                       29,483
    Securities lending                             18,806
                                               ----------
       Total Investment Income                             $   751,850
  Expenses:
    Investment manager's fees--Note 3(A)          367,239
    Shareholder servicing fees and
    expenses--Note 3(B)                           280,180
    Custodian fees and expenses                    12,883
    Legal and Auditing fees                        12,718
    Consultant fees                                 7,741
    Trustees' fees and expenses--Note 3(C)         17,952
    Printing and Postage                            8,239
    Insurance                                      10,655
    Other                                          15,133
                                               ----------
       Total Expenses                                          732,740
                                                           -----------
NET INVESTMENT INCOME                                           19,110
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--Note 4:
  Net realized loss on investments               (135,594)
  Net increase in unrealized appreciation on
    investments                                 2,456,249
                                               ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS                                                2,320,655
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $ 2,339,765
                                                           ===========

See Notes to Financial Statements      12

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                 ENDED
                                                               3/31/2003      YEAR ENDED
                                                              (UNAUDITED)     9/30/2002
                                                              ------------   ------------
OPERATIONS:
  Net investment income                                       $    19,110    $    690,507
  Net realized gain (loss) on investments                        (135,594)      6,199,193
  Net increase (decrease) in unrealized appreciation
    (depreciation)                                              2,456,249     (43,418,941)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations                                                  2,339,765     (36,529,241)
                                                              ------------   ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                          14,418,979      35,926,302
  Value of units redeemed                                     (12,025,502)    (23,199,477)
                                                              ------------   ------------
  Net increase in net assets resulting from capital
    transactions                                                2,393,477      12,726,825
                                                              ------------   ------------
  Net increase (decrease)                                       4,733,242     (23,802,416)
NET ASSETS at beginning of period                             128,881,850     152,684,266
                                                              ------------   ------------
NET ASSETS at end of period                                   $133,615,092   $128,881,850
                                                              ============   ============

See Notes to Financial Statements      13

VALUE EQUITY FUND
Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
COMMON STOCKS                  (95.5%)
             AUTO PARTS & SUPPLIES      (1.1%)
    20,800   Lear Corp.*                       $   735,280
                                               -----------
             BEVERAGES & TOBACCO        (1.3%)
    30,000   Altria Group, Inc.                    898,800
                                               -----------
             BROADCASTING & PUBLISHING  (2.3%)
    10,000   Clear Channel
               Communications, Inc.*               339,200
   130,000   Liberty Media Corp.,
               Class A*                          1,264,900
                                               -----------
                                                 1,604,100
                                               -----------
             CHEMICALS                  (1.5%)
    15,500   Engelhard Corp.                       332,010
    12,300   Praxair, Inc.                         693,105
                                               -----------
                                                 1,025,115
                                               -----------
             COMPUTER SYSTEMS           (3.7%)
    40,000   Hewlett-Packard Co.                   622,000
    24,700   International Business
               Machines Corp.                    1,937,221
                                               -----------
                                                 2,559,221
                                               -----------
             CONSUMER GOODS & SERVICES  (3.9%)
    19,350   Black & Decker Corp.                  674,541
    25,500   Kimberly-Clark Corp.                1,159,230
     9,500   Procter & Gamble Co.                  845,975
                                               -----------
                                                 2,679,746
                                               -----------
             DIVERSIFIED                (5.3%)
    23,500   Emerson Electric Co.                1,065,725
    31,000   General Electric Co.                  790,500
    31,000   United Technologies Corp.           1,791,180
                                               -----------
                                                 3,647,405
                                               -----------
             DRUGS, HEALTH CARE &
               PHARMACEUTICALS          (9.0%)
    33,000   Guidant Corp.*                      1,194,600
    15,000   HCA, Inc.                             620,400
    20,200   Johnson & Johnson                   1,168,974
    16,000   Merck & Co., Inc.                     876,480
    39,000   Pfizer, Inc.                        1,215,240
    60,000   Schering-Plough Corp.               1,069,800
                                               -----------
                                                 6,145,494
                                               -----------
             ELECTRONICS & ELECTRICAL   (0.6%)
    25,000   Intel Corp.                           407,000
                                               -----------
             ENERGY                     (6.4%)
    20,502   BP Plc--Sponsored ADR                 791,172
    28,000   ChevronTexaco Corp.                 1,810,200
    40,028   Exxon Mobil Corp.                   1,398,979
    10,000   Royal Dutch Petroleum Co.             407,500
                                               -----------
                                                 4,407,851
                                               -----------
             FINANCIAL SERVICES         (28.1%)
    45,000   American Express Co.                1,495,350
    26,680   American International
               Group, Inc.                       1,319,326
    28,000   Bank of America Corp.               1,871,520
    47,500   Bank One Corp.                      1,644,450
    80,256   Citigroup, Inc.                     2,764,818
    15,900   Fannie Mae                          1,039,065
    25,000   FleetBoston Financial
               Corp.                               597,000
  SHARES                                          VALUE
  ------                                          -----
    24,600   GreenPoint Financial
               Corp.                           $ 1,102,326
    89,000   J.P. Morgan Chase & Co.             2,110,190
    15,600   Lehman Brothers
               Holdings, Inc.                      900,900
    16,000   Morgan Stanley Dean
               Witter & Co.                        613,600
    36,500   SouthTrust Corp.                      931,845
    40,000   Washington Mutual, Inc.             1,410,800
    31,500   Wells Fargo & Co.                   1,417,185
                                               -----------
                                                19,218,375
                                               -----------
             FOOD PRODUCTS & SERVICES   (2.5%)
    56,000   Safeway, Inc.*                      1,060,080
    36,800   Sara Lee Corp.                        688,160
                                               -----------
                                                 1,748,240
                                               -----------
             INSURANCE                  (4.3%)
    22,500   Allstate Corp.                        746,325
    22,000   Marsh & McLennan
               Cos., Inc.                          937,860
    15,500   PartnerRe Ltd.                        778,875
    34,835   Travelers Property
               Casualty Corp.,
               Class A                             490,825
                                               -----------
                                                 2,953,885
                                               -----------
             MACHINERY & ENGINEERING    (1.9%)
    27,000   Caterpillar, Inc.                   1,328,400
                                               -----------
             MERCHANDISING              (0.8%)
    25,000   Mattel, Inc.                          562,500
                                               -----------
             METALS & MINING            (1.8%)
    64,976   Alcoa, Inc.                         1,259,235
                                               -----------
             MULTIMEDIA                 (0.6%)
    40,000   Metro-Goldwyn-Mayer, Inc.*            420,000
                                               -----------
             NETWORKING &
               TELECOMMUNICATIONS
               EQUIPMENT                (1.0%)
    53,100   Cisco Systems, Inc.*                  689,238
                                               -----------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES    (8.5%)
    33,570   Apache Corp.                        2,072,612
    33,300   ENSCO
               International, Inc.                 849,483
    16,000   EOG Resources, Inc.                   632,960
    32,000   Nabors Industries Ltd.*             1,275,840
    50,000   XTO Energy, Inc.                      950,000
                                               -----------
                                                 5,780,895
                                               -----------
             PRINTING & PUBLISHING      (1.3%)
    12,600   Gannett Co., Inc.                     887,418
                                               -----------
             RETAIL                     (1.5%)
    59,100   TJX Cos., Inc.                      1,040,160
                                               -----------
             TELECOMMUNICATIONS         (5.5%)
    90,000   SBC Communications, Inc.            1,805,400
   100,000   Sprint FON Group                    1,175,000
    27,500   Telefonos de Mexico SA de
               CV--Sponsored ADR                   817,300
                                               -----------
                                                 3,797,700
                                               -----------
             UTILITIES                  (1.2%)
    23,000   PPL Corp.                             819,030
                                               -----------

See Notes to Financial Statements      14

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----

             WASTE MANAGEMENT           (1.4%)
    47,000   Waste Management, Inc.            $   995,460
                                               -----------
Total Common Stocks (Cost $67,840,652)         $65,610,548
                                               -----------
CONVERTIBLE PREFERRED STOCK     (0.7%)
             TELECOMMUNICATIONS         (0.7%)
    15,700   Motorola, Inc., 7.00%             $   464,092
                                               -----------
Total Convertible Preferred Stock (Cost
$604,771)                                      $   464,092
                                               -----------

PRINCIPAL
AMOUNT                                            VALUE
------                                            -----

REPURCHASE AGREEMENT            (6.9%)
$4,759,137   Bear Stearns & Co., Inc.,
               1.30%, Due 4/1/03,
               Repurchase price
               $4,759,309,
               Collateralized
               by U.S. Treasury Bonds          $ 4,759,137
                                               -----------
Total Repurchase Agreement (Cost $4,759,137)     4,759,137
                                               -----------
Total Investments (Cost $73,204,560)    103.1% $70,833,777
Liabilities in excess of other assets   (3.1)%  (2,148,002)
                                        ----   -----------
Net Assets                              100.0% $68,685,775
                                        ====   ===========

* Denotes non-income producing security.
ADR--American Depositary Receipt

                           EXPIRATION DATE /
NUMBER OF CONTRACTS         EXERCISE PRICE       VALUE
-------------------         --------------       -----
Written Covered Call Options
200  Alcoa, Inc.           July 2003 /
                                $25.00            $ 5,000
100  Apache Corp.          July 2003 /
                               $61.875             42,000
200  Hewlett-Packard Co.   May 2003 / $22.50        1,000
100  International         July 2003 /
  Business Machines Corp.       $85.00             32,000
100  Nabors Industries     June 2003 /
  Ltd.                          $45.00             12,000
                                              -----------
Total Written Covered Call Options (Premiums
  Received $134,896)                              $92,000
                                              ===========

See Notes to Financial Statements      15

Statement of Assets and Liabilities                   March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (cost
  $73,204,560)--Note 2(A)                                            $70,833,777
  Collateral received for securities on loan--Note 4                   1,085,534
  Dividends and interest receivable                                       96,194
  Other assets                                                             3,879
                                                                     -----------
                                                                      72,019,384
LIABILITIES:
  Options written, at value (premiums received $134,896)  $  92,000
  Payable for investments purchased                       2,078,338
  Payable upon return of securities on loan--Note 4       1,085,534
  Payable to investment manager                              33,364
  Accrued expenses                                           44,373    3,333,609
                                                          ---------  -----------
NET ASSETS at value, applicable to 1,050,081 outstanding
  units of beneficial interest--Note 5                               $68,685,775
                                                                     ===========
NET ASSET VALUE offering and redemption price per unit
  ($68,685,775 divided by 1,050,081 units)                           $     65.41
                                                                     ===========

Statement of Operations              Six Months Ended March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Investment Income:
    Dividends                                             $  784,922
    Interest                                                  29,171
    Securities lending                                         8,651
                                                          ----------
       Total Investment Income                                        $   822,744
  Expenses:
    Investment manager's fees--Note 3(A)                     203,420
    Shareholder servicing fees and expenses--Note 3(B)       180,135
    Custodian fees and expenses                                9,955
    Legal and Auditing fees                                   12,710
    Consultant fees                                            7,741
    Trustees' fees and expenses--Note 3(C)                    17,952
    Printing and Postage                                       8,239
    Insurance                                                  5,389
    Other                                                     15,261
                                                          ----------
       Total Expenses                                                     460,802
                                                                      -----------
NET INVESTMENT INCOME                                                     361,942
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note
  4:
  Net realized loss on investments                        (4,872,629)
  Net realized gain on options written                        64,598
  Net increase in unrealized appreciation on investments   5,800,040
  Net increase in unrealized appreciation on options
  written                                                     42,896
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         1,034,905
                                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 1,396,847
                                                                      ===========

See Notes to Financial Statements      16

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED
                                                     3/31/2003    YEAR ENDED
                                                    (UNAUDITED)   9/30/2002
                                                    -----------  ------------
OPERATIONS:
  Net investment income                             $  361,942   $    636,196
  Net realized loss on investments and options
  written                                           (4,808,031)    (4,538,947)
  Net increase (decrease) in unrealized
  appreciation (depreciation)                        5,842,936     (8,883,567)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
  from operations                                    1,396,847    (12,786,318)
                                                    -----------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                7,957,954     15,301,901
  Value of units redeemed                           (6,394,797)   (11,194,467)
                                                    -----------  ------------
  Net increase in net assets resulting from
  capital transactions                               1,563,157      4,107,434
                                                    -----------  ------------
  Net increase (decrease)                            2,960,004     (8,678,884)
NET ASSETS at beginning of period                   65,725,771     74,404,655
                                                    -----------  ------------
NET ASSETS at end of period                         $68,685,775  $ 65,725,771
                                                    ===========  ============

See Notes to Financial Statements      17

EMERGING GROWTH EQUITY FUND
Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

   SHARES                                           VALUE
   ------                                           -----
 COMMON STOCKS                 (92.7%)
             AEROSPACE & DEFENSE          (0.6%)
      6,200  Moog, Inc., Class A*                $   189,720
     11,400  Teledyne
               Technologies, Inc.*                   144,324
                                                 -----------
                                                     334,044
                                                 -----------
             APPAREL & TEXTILES           (0.6%)
     19,500  Russell Corp.                           341,250
                                                 -----------
             AUTO PARTS & SUPPLIES        (0.6%)
      4,900  American Axle &
               Manufacturing
               Holdings, Inc.*                       103,096
     14,800  Modine Manufacturing Co.                221,852
                                                 -----------
                                                     324,948
                                                 -----------
             AUTOMOTIVE                   (0.6%)
      4,730  Oshkosh Truck Corp.                     294,679
                                                 -----------
             BANKING                      (7.2%)
      7,700  BOK Financial Corp.*                    251,559
      9,300  City Holding Co.                        254,448
      9,700  First BanCorp.                          261,706
     19,900  First Charter Corp.                     347,454
     11,500  Gold Banc Corp., Inc.                    92,115
      6,600  Greater Bay Bancorp                      94,380
     18,300  Hudson United Bancorp                   563,640
     12,000  Oriental Financial
               Group, Inc.                           259,200
      3,400  Pacific Capital Bancorp                 100,776
     18,700  R&G Finanical Corp.,
               Class B                               411,400
     20,000  Roslyn Bancorp, Inc.                    359,600
      6,000  S&T Bancorp, Inc.                       153,420
     22,600  W Holding Co., Inc.                     414,936
      5,130  Washington Federal, Inc.                108,038
      5,400  Wintrust Financial Corp.                154,440
                                                 -----------
                                                   3,827,112
                                                 -----------
             BROADCASTING & PUBLISHING    (1.6%)
     26,700  Emmis Communications
               Corp., Class A*                       450,696
     10,600  Meredith Corp.                          404,708
                                                 -----------
                                                     855,404
                                                 -----------
             BUILDING PRODUCTS            (0.3%)
      4,500  Genlyte Group, Inc.*                    148,815
      1,800  Universal Forest
               Products, Inc.                         27,900
                                                 -----------
                                                     176,715
                                                 -----------
             BUSINESS SERVICES            (3.6%)
     11,600  Aaron Rents, Inc.                       236,408
     15,900  Acxiom Corp.*                           267,597
      6,200  Corrections Corp. of
               America*                              108,252
     13,000  G&K Services, Inc.,
               Class A                               312,000
     13,000  Global Imaging
               Systems, Inc.*                        240,500
     14,500  John H. Harland Co.                     352,495
     11,400  National
               Processing, Inc.*                     158,688
     12,000  Watson Wyatt & Co.
               Holdings*                             241,200
                                                 -----------
                                                   1,917,140
                                                 -----------
             CHEMICALS                    (2.1%)
     21,100  A. Schulman, Inc.                       306,583
     11,000  H.B. Fuller Co.                         254,320
     34,900  OM Group, Inc.                          305,375
     13,600  Spartech Corp.                          263,024
                                                 -----------
                                                   1,129,302
                                                 -----------

             COMPUTER SERVICES,
               SOFTWARE & SYSTEMS         (6.4%)
     11,400  Avocent Corp.*                      $   266,076
   SHARES                                           VALUE
   ------                                           -----
     20,800  Digital River, Inc.*                    284,752
      3,500  FactSet Research
               Systems, Inc.                         113,575
     10,300  Hutchinson
               Technology, Inc.*                     254,616
      7,500  Imation Corp.*                          279,150
      6,000  MICROS Systems, Inc.*                   141,060
      8,500  Open Text Corp.*                        236,555
     11,600  Paxar Corp.*                            132,820
      8,500  Progress Software Corp.*                152,575
     13,900  ScanSource, Inc.*                       260,625
      7,300  SRA International, Inc.,
               Class A*                              173,010
     23,100  Sybase, Inc.*                           299,145
     11,600  Take-Two Interactive
               Software, Inc.*                       259,260
      7,800  United Online, Inc.*                    134,472
     47,100  Western Digital Corp.*                  426,726
                                                 -----------
                                                   3,414,417
                                                 -----------
             CONSUMER GOODS & SERVICES    (5.2%)
     17,000  Blyth, Inc.                             432,310
     21,000  Central Parking Corp.                   210,000
     20,400  GTECH Holdings Corp.*                   666,264
     17,600  Nu Skin
               Enterprises, Inc.,
               Class A                               177,232
      9,500  Silgan Holdings, Inc.*                  210,615
     15,400  Snap-on, Inc.                           381,304
     10,000  Steiner Leisure Ltd.*                   113,000
      4,100  Toro Co.                                287,205
      7,300  Universal Corp.                         275,648
                                                 -----------
                                                   2,753,578
                                                 -----------
             DIVERSIFIED                  (2.0%)
      7,700  Actuant Corp., Class A*                 270,655
     21,600  Acuity Brands, Inc.                     290,520
     18,800  Griffon Corp.*                          242,520
     17,100  Pittston Brink's Group                  237,006
                                                 -----------
                                                   1,040,701
                                                 -----------
             DRUGS, HEALTH CARE &
               PHARMACEUTICALS            (2.9%)
     12,500  Alpharma, Inc., Class A                 224,125
     12,000  Chattem, Inc.*                          184,680
     21,900  D&K Healthcare
               Resources, Inc.                       225,570
     17,000  Endo Pharmaceuticals
               Holdings, Inc.*                       229,330
     20,900  K-V Pharmaceutical Co.,
               Class A*                              378,290
     11,500  Perrigo Co.                             136,620
     17,600  SangStat Medical Corp.*                 172,656
                                                 -----------
                                                   1,551,271
                                                 -----------
             EDUCATIONAL SERVICES         (1.0%)
      5,800  Strayer Education, Inc.                 318,420
      4,700  University of Phoenix
               Online*                               200,455
                                                 -----------
                                                     518,875
                                                 -----------
             ELECTRONICS & ELECTRICAL     (4.2%)
     15,600  Artisan
               Components, Inc.*                     252,112
      6,700  Benchmark
               Electronics, Inc.*                    189,811
      9,000  FEI Co.*                                143,640
      7,900  Integrated Circuit
               Systems, Inc.*                        171,430
     12,800  International Rectifier
               Corp.*                                251,776
      9,800  InVision
               Technologies, Inc.*                   220,206
     39,800  Methode
               Electronics, Inc.,
               Class A                               322,380

See Notes to Financial Statements      18

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

   SHARES                                           VALUE
   ------                                           -----
     10,200  OSI Systems, Inc.*                  $   161,262
     15,000  Trimble Navigation Ltd.*                284,100
     18,500  Zoran Corp.*                            238,835
                                                 -----------
                                                   2,235,552
                                                 -----------
             FINANCIAL SERVICES           (3.9%)
     21,600  Boston Private Financial
               Holdings, Inc.                        323,136
      8,400  Financial Federal Corp.*                160,440
     10,400  ITLA Capital Corp.*                     343,720
     14,600  LaBranche & Co., Inc.                   268,348
     12,200  New Century Financial
               Corp.                                 380,408
     12,400  South Financial
               Group, Inc.                           268,460
     16,500  Sterling
               Bancshares, Inc.                      196,185
      6,600  W.P. Stewart & Co., Ltd.                112,398
                                                 -----------
                                                   2,053,095
                                                 -----------
             FOOD PRODUCTS & SERVICES     (1.2%)
      7,700  Corn Products
               International, Inc.                   224,532
      7,700  Fresh Del Monte
               Produce, Inc.                         117,425
     11,200  Tootsie Roll
               Industries, Inc.                      319,536
                                                 -----------
                                                     661,493
                                                 -----------
             HEALTH CARE SERVICES         (4.3%)
     20,300  American Medical Security
               Group, Inc.*                          268,772
     11,200  Apria Healthcare
               Group, Inc.*                          261,632
     18,600  Charles River
               Laboratories
               International, Inc.*                  474,672
     42,000  Hooper Holmes, Inc.                     210,000
     11,600  IDEXX
               Laboratories, Inc.*                   405,652
      7,300  Mid Atlantic Medical
               Services, Inc.*                       296,015
     27,900  Sierra Health
               Services, Inc.*                       359,910
                                                 -----------
                                                   2,276,653
                                                 -----------
             HOME BUILDING                (2.2%)
      4,500  Beazer Homes USA, Inc.*                 264,645
      8,100  Hovnanian
               Enterprises, Inc.,
               Class A*                              279,855
      2,300  M/I Schottenstein
               Homes, Inc.                            65,964
     13,200  Ryland Group, Inc. (The)                570,108
                                                 -----------
                                                   1,180,572
                                                 -----------
             INSURANCE                    (2.9%)
      4,400  Delphi Financial
               Group, Inc., Class A                  172,392
      5,400  First American Corp.                    131,760
     16,200  HCC Insurance
               Holdings, Inc.                        414,072
      9,900  IPC Holdings Ltd.                       297,891
      8,000  LandAmerica Financial
               Group, Inc.                           318,000
      4,200  Montpelier Re Holdings
               Ltd.*                                 118,440
      3,600  RLI Corp.                                96,732
                                                 -----------
                                                   1,549,287
                                                 -----------
             LEISURE & ENTERTAINMENT      (0.8%)
     10,700  International Speedway
               Corp., Class A                        428,642
                                                 -----------
             LODGING                      (0.7%)
     14,600  Choice Hotels
               International, Inc.*                  355,948
                                                 -----------
             MACHINERY & ENGINEERING      (3.8%)
      6,100  EMCOR Group, Inc.*                      294,325
     13,100  IDEX Corp.                              379,900
     19,100  Manitowoc Co., Inc. (The)               321,071
     13,100  Regal-Beloit Corp.                      200,561
     15,000  Robbins & Myers, Inc.                   201,900
      8,600  Watts Industries, Inc.,
               Class A                               133,988

      7,900  Zebra Technologies Corp.,
               Class A*                          $   508,760
                                                 -----------
   SHARES                                           VALUE
   ------                                           -----
                                                   2,040,505
                                                 -----------
             MEDICAL EQUIPMENT &
               SUPPLIES                   (7.2%)
      7,200  Angelica Corp.                          122,760
      7,600  CONMED Corp.*                           124,716
     12,700  DENTSPLY
               International, Inc.                   441,833
     20,400  Hanger Orthopedic
               Group, Inc.*                          233,172
     10,500  Landauer, Inc.                          385,350
     10,900  Mentor Corp.                            186,499
     10,400  Merit Medical
               Systems, Inc.*                        198,120
     16,300  Respironics, Inc.*                      560,247
     23,800  Serologicals Corp.*                     202,300
     20,400  STERIS Corp.*                           533,664
     15,200  Techne Corp.*                           314,184
     26,800  Young Innovations, Inc.*                589,867
                                                 -----------
                                                   3,892,712
                                                 -----------
             METALS                       (0.7%)
      6,600  Quanex Corp.                            209,220
     14,600  Steel Dynamics, Inc.*                   170,090
                                                 -----------
                                                     379,310
                                                 -----------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES      (3.3%)
      6,700  CARBO Ceramics, Inc.                    220,095
      6,200  Cimarex Energy Co.*                     120,590
      5,800  Houston Exploration Co.
               (The)*                                156,600
     11,000  National-Oilwell, Inc.*                 246,290
      8,200  Newfield Exploration Co.*               277,898
      7,200  Oceaneering
               International, Inc.*                  157,320
     11,300  Oil States
               International, Inc.*                  135,600
     10,000  Patina Oil & Gas Corp.                  329,000
      5,200  Universal Compression
               Holdings, Inc.*                        90,740
                                                 -----------
                                                   1,734,133
                                                 -----------
             PAPER PRODUCTS               (0.3%)
      7,000  Albany International
               Corp., Class A                        160,370
                                                 -----------
             PRINTING & PUBLISHING        (3.4%)
      8,800  Banta Corp.                             259,424
     24,000  Journal Register Co.*                   366,240
     10,500  Lee Enterprises, Inc.                   330,960
      7,700  McClatchy Co. (The),
               Class A                               412,643
      9,600  Pulitzer, Inc.                          418,272
                                                 -----------
                                                   1,787,539
                                                 -----------
             REAL ESTATE INVESTMENT
               TRUSTS                     (3.6%)
     12,100  Bedford Property
               Investors, Inc.                       316,294
      8,400  Capital Automotive REIT                 209,496
     10,000  Chelsea Property
               Group, Inc.                           372,500
      6,700  Entertainment Properties
               Trust                                 177,550
      6,700  Macerich Co. (The)                      212,256
      4,800  National Health
               Investors, Inc.                        73,680
      7,300  SL Green Realty Corp.                   223,088
     11,300  Thornburg Mortgage, Inc.                233,119
      6,600  Ventas, Inc.                             76,560
                                                 -----------
                                                   1,894,543
                                                 -----------
             RESTAURANTS                  (1.5%)
      6,200  Papa John's
               International, Inc.*                  155,186
     17,000  Ruby Tuesday, Inc.                      346,800

See Notes to Financial Statements      19

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

   SHARES                                           VALUE
   ------                                           -----
     31,400  Steak n Shake Co. (The)*            $   286,996
                                                 -----------
                                                     788,982
                                                 -----------
             RETAIL                       (5.2%)
      8,800  AnnTaylor Stores Corp.*                 180,664
     13,600  GameStop Corp.*                         163,200
      6,200  Jo-Ann Stores, Inc.,
               Class A*                              124,000
     13,400  Movie Gallery, Inc.*                    233,428
     33,900  MSC Industrial Direct
               Co., Inc., Class A*                   542,061
      8,800  Pacific Sunwear of
               California, Inc.*                     179,080
     20,900  Regis Corp.                             520,619
     35,000  ShopKo Stores, Inc.*                    407,750
     10,700  Stage Stores, Inc.*                     226,626
     12,000  Steven Madden Ltd.*                     188,040
                                                 -----------
                                                   2,765,468
                                                 -----------
             TELECOMMUNICATIONS--SERVICES &
               EQUIPMENT                  (2.8%)
     12,900  Boston Communications
               Group, Inc.*                          202,014
     10,700  Brightpoint, Inc.*                      175,266
      6,100  Commonwealth Telephone
               Enterprises, Inc.*                    236,802
     17,100  Inter-Tel, Inc.                         256,671
     11,500  j2 Global
               Communications, Inc.*                 327,635
     19,300  Plantronics, Inc.*                      281,973
                                                 -----------
                                                   1,480,361
                                                 -----------
             TRANSPORTATION & SHIPPING    (3.2%)
     14,000  Heartland Express, Inc.*                268,520
     16,300  Landstar System, Inc.*                  937,250

     11,900  Offshore
               Logistics, Inc.*                  $   214,795
      8,900  Roadway Corp.                           298,328
   SHARES                                           VALUE
   ------                                           -----
                                                 -----------
                                                   1,718,893
                                                 -----------
             UTILITIES                    (1.4%)
      3,700  New Jersey Resources
               Corp.                                 120,805
     14,200  UGI Corp.                               648,940
                                                 -----------
                                                     769,745
                                                 -----------
             WASTE MANAGEMENT             (1.4%)
      8,400  Stericycle, Inc.*                       315,756
     11,900  Waste Connections, Inc.*                410,550
                                                 -----------
                                                     726,306
                                                 -----------
 Total Common Stocks (Cost
 $50,317,783)                                    $49,359,545
                                                 -----------

 PRINCIPAL
 AMOUNT
 ------
                  REPURCHASE AGR(7.2%)
 $3,849,308  Bear Stearns &
               Co., Inc., 1.30%, Due
               4/1/03, Repurchase
               price $3,849,447,
               Collateralized by U.S.
               Treasury Bond                     $ 3,849,308
                                                 -----------
 Total Repurchase Agreement (Cost
 $3,849,308)                                     $ 3,849,308
                                                 -----------
 Total Investments (Cost $54,167,091)     99.9%  $53,208,853
                                                 -----------
 Other assets in excess of liabilities     0.1%       37,764
                                        ------   -----------
 Net Assets                              100.0%  $53,246,617
                                        ======   ===========

* Denotes non-income producing security.

See Notes to Financial Statements      20

Statement of Assets and Liabilities                   March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

 ASSETS:
   Investments in securities at value (cost
   $54,167,091)--Note 2(A)                                                $  53,208,853
   Collateral received for securities on loan--Note 4                        10,134,644
   Receivable for investments sold                                              411,209
   Dividends and interest receivable                                             51,009
   Other assets                                                                   3,882
                                                                          -------------
                                                                             63,809,597
 LIABILITIES:
   Payable for investments purchased                       $     333,475
   Payable upon return of securities on loan--Note 4          10,134,644
   Payable to investment manager                                  44,531
   Accrued expenses                                               50,330     10,562,980
                                                           -------------  -------------
 NET ASSETS at value, applicable to 1,090,054 outstanding
   units of beneficial interest--Note 5                                   $  53,246,617
                                                                          =============
 NET ASSET VALUE offering and redemption price per unit
   ($53,246,617 divided by 1,090,054 units)                               $       48.85
                                                                          =============

Statement of Operations              Six Months Ended March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

 NET INVESTMENT INCOME:
   Investment Income:
     Dividends                                             $     254,062
     Interest                                                     10,775
     Securities lending                                           18,634
                                                           -------------
        Total Investment Income                                           $     283,471
   Expenses:
     Investment manager's fees--Note 3(A)                        271,099
     Shareholder servicing fees and expenses--Note 3(B)          157,166
     Custodian fees and expenses                                  16,198
     Legal and Auditing fees                                      12,720
     Consultant fees                                               7,741
     Trustees' fees and expenses--Note 3(C)                       35,905
     Printing and Postage                                          8,241
     Insurance                                                     4,455
     Other                                                        18,217
                                                           -------------
        Total Expenses                                           531,742
        Less fees paid indirectly--Note 4                         (7,835)
                                                           -------------
        Net Expenses                                                            523,907
                                                                          -------------
 NET INVESTMENT LOSS                                                           (240,436)
 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS--Note 4:
   Net realized loss on investments                          (13,052,507)
   Net increase in unrealized appreciation on investments     11,014,074
                                                           -------------
 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                             (2,038,433)
                                                                          -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $  (2,278,869)
                                                                          =============

See Notes to Financial Statements      21

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                           ENDED 3/31/2003   YEAR ENDED
                                                             (UNAUDITED)      9/30/2002
                                                           ---------------  -------------
 OPERATIONS:
   Net investment loss                                       $   (240,436)  $ (1,081,982)
   Net realized loss on investments                           (13,052,507)   (13,651,723)
   Net increase (decrease) in unrealized appreciation
   (depreciation)                                              11,014,074     (5,563,013)
                                                             ------------   ------------
   Net decrease in net assets resulting from operations        (2,278,869)   (20,296,718)
                                                             ------------   ------------
 CAPITAL TRANSACTIONS--Note 5:
   Value of units sold                                          9,730,505     21,241,913
   Value of units redeemed                                     (7,071,974)   (10,580,944)
                                                             ------------   ------------
   Net increase in net assets resulting from capital
   transactions                                                 2,658,531     10,660,969
                                                             ------------   ------------
   Net increase (decrease)                                        379,662     (9,635,749)
 NET ASSETS at beginning of period                             52,866,955     62,502,704
                                                             ------------   ------------
 NET ASSETS at end of period                                 $ 53,246,617   $ 52,866,955
                                                             ============   ============

See Notes to Financial Statements      22

INTERNATIONAL EQUITY FUND
Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  ------                                                     -----
COMMON STOCKS                     (93.8%)
             ADVERTISING                           (0.4%)
    35,972   WPP Group Plc                                $   193,890
                                                          -----------
             AUTOMOBILES                           (3.0%)
    27,468   Bayerische Motoren Werke AG                      761,316
    20,100   Honda Motor Co. Ltd.                             669,548
                                                          -----------
                                                            1,430,864
                                                          -----------
             BANKING                               (15.3%)
    61,288   ABN Amro Holding NV                              896,158
   129,629   Banco Santander Central Hispano SA               827,489
   216,800   Barclays Plc                                   1,250,800
     9,183   Deutsche Bank AG                                 386,791
    87,076   HSBC Holdings Plc                                893,262
     8,100   Kookmin Bank--Sponsored ADR                      186,300
   144,507   Lloyds TSB Group Plc                             735,496
    20,637   National Australia Bank Ltd.                     398,447
    31,156   UBS AG*                                        1,325,591
    37,681   Westpac Banking Corp.                            343,381
                                                          -----------
                                                            7,243,715
                                                          -----------
             BEVERAGES & TOBACCO                   (4.6%)
    53,034   British American Tobacco Plc                     495,844
   125,416   Diageo Plc                                     1,286,570
    53,559   Foster's Group Ltd.                              143,380
     7,402   Heineken NV                                      274,539
                                                          -----------
                                                            2,200,333
                                                          -----------
             BROADCASTING & PUBLISHING             (1.7%)
    46,459   Elsevier NV                                      467,925
    53,594   News Corp. Ltd.                                  348,806
                                                          -----------
                                                              816,731
                                                          -----------
             BUILDING PRODUCTS                     (1.4%)
    22,144   CRH Plc                                          316,542
     5,860   LaFarge SA                                       328,034
                                                          -----------
                                                              644,576
                                                          -----------
             CHEMICALS                             (0.6%)
    19,774   Bayer AG                                         270,796
                                                          -----------
             CONSUMER GOODS & SERVICES             (4.9%)
    23,000   Fuji Photo Film Co. Ltd.                         706,021
   150,106   Unilever Plc                                   1,390,373
    30,743   Wolseley Plc                                     248,801
                                                          -----------
                                                            2,345,195
                                                          -----------
             DIVERSIFIED INDUSTRIALS               (0.7%)
    15,842   Smiths Group Plc                                 160,260
    45,000   Swire Pacific Ltd., Class A                      178,282
                                                          -----------
                                                              338,542
                                                          -----------
             DRUGS, HEALTH CARE &
               PHARMACEUTICALS                     (11.2%)
    27,504   Aventis SA                                     1,207,398
    78,052   GlaxoSmithKline Plc                            1,373,140
    29,281   Novartis AG                                    1,084,401
    13,655   Roche Holding AG                                 817,411
    31,704   Smith & Nephew Plc                               193,937
    17,000   Takeda Chemical Industries Ltd.                  635,099
                                                          -----------
                                                            5,311,386
                                                          -----------
             ELECTRONICS & ELECTRICAL              (8.4%)
    48,000   Canon, Inc.                                    1,675,830
  SHARES                                                     VALUE
  ------                                                     -----
     8,800   Hoya Corp.                                   $   530,612
    47,388   Koninklijke Philips Electronics NV               744,104
     5,500   Nintendo Co. Ltd.                                445,269
     3,000   Rohm Co. Ltd.                                    325,097
     7,300   Sony Corp.                                       258,560
                                                          -----------
                                                            3,979,472
                                                          -----------
             ENERGY                                (10.4%)
   128,182   BP Plc                                           812,976
    75,787   ENI SpA                                        1,012,233
 1,638,000   PetroChina Co. Ltd.                              344,424
   170,321   Shell Transport & Trading Co. Plc              1,029,758
    13,490   Total Fina SA, Class B                         1,707,554
                                                          -----------
                                                            4,906,945
                                                          -----------
             FINANCIAL SERVICES                    (2.3%)
     6,060   Acom Co. Ltd.                                    158,425
    79,284   ING Groep NV                                     916,190
                                                          -----------
                                                            1,074,615
                                                          -----------
             FOOD & SERVICES                       (6.2%)
   129,643   Cadbury Schweppes Plc                            686,483
    86,511   Compass Group Plc                                369,550
     9,480   Nestle SA                                      1,876,430
                                                          -----------
                                                            2,932,463
                                                          -----------
             GAMING/HOTELS                         (0.4%)
    94,092   Hilton Group Plc                                 204,871
                                                          -----------
             INSURANCE                             (4.2%)
       849   Allianz AG                                        42,708
    50,920   AXA SA                                           601,201
    86,191   Prudential Corp. Plc                             420,294
    18,748   Swiss Reinsurance Co.                            919,747
                                                          -----------
                                                            1,983,950
                                                          -----------
             MACHINERY--ELECTRICAL                 (0.3%)
     2,100   SMC Corp.                                        164,345
                                                          -----------
             MEDIA                                 (0.5%)
     8,988   VNU NV                                           228,323
                                                          -----------
             METALS FABRICATOR                     (0.4%)
     8,600   POSCO-ADR                                        169,420
                                                          -----------
             REAL ESTATE                           (1.3%)
    69,000   Cheung Kong Holdings Ltd.                        382,180
    51,000   Sun Hung Kai Properties Ltd.                     244,556
                                                          -----------
                                                              626,736
                                                          -----------
             RETAIL                                (1.8%)
    59,199   Kingfisher Plc                                   215,218
    48,143   Koninklijke Ahold NV                             160,228
   163,620   Tesco Plc                                        461,001
                                                          -----------
                                                              836,447
                                                          -----------
             TELECOMMUNICATIONS                    (8.8%)
       194   Nippon Telegraph & Telephone Corp.               659,319
       194   NTT DoCoMo, Inc.                                 361,562
   119,158   Telecom Italia SpA                               821,759
    97,021   Telefonica SA*                                   907,300
   791,781   Vodafone Group Plc                             1,414,227
                                                          -----------
                                                            4,164,167
                                                          -----------

See Notes to Financial Statements      23

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  ------                                                     -----

             TELECOMMUNICATIONS--SERVICES &
               EQUIPMENT                           (1.5%)
    50,827   Nokia Oyj, Class A                           $   702,154
                                                          -----------
             UTILITIES                             (3.5%)
    27,006   E.On AG                                        1,113,927
    34,139   Electricidade de Portugal SA                      58,486
    58,000   Hongkong Electric Holdings Ltd.                  231,273
    17,790   TPG NV                                           270,998
                                                          -----------
                                                            1,674,684
                                                          -----------
Total Common Stocks (Cost $59,028,875)                    $44,444,620
                                                          -----------

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
                             REPURCHASE AGREEMENT  (5.4%)
$2,564,538   Bear Stearns & Co., Inc., 1.30%, Due
               4/1/03, Repurchase price
               $2,564,631, Collateralized by U.S.
               Treasury Bonds                             $ 2,564,538
                                                          -----------
Total Repurchase Agreement (Cost $2,564,538)              $ 2,564,538
                                                          -----------
Total Investments (Cost $61,593,413)               99.2%  $47,009,158
Other assets in excess of liabilities               0.8%      370,255
                                                   ----   -----------
Net Assets                                         100.0% $47,379,413
                                                   ====   ===========

* Denotes non-income producing security.
ADR--American Depositary Receipt

See Notes to Financial Statements      24

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
Geographical Diversification                                      March 31, 2003
--------------------------------------------------------------------------------

                               PERCENT OF
                               NET ASSETS
                               ----------
COUNTRY                          TOTAL
-------                          -----
United Kingdom                    29.1%
Japan                             13.9
Switzerland                       12.7
Netherlands                        8.4
France                             8.1
Germany                            5.4
United States                      5.4
Italy                              3.9
Spain                              3.7
Hong Kong                          2.9
Australia                          2.6
Finland                            1.5
South Korea                        0.8
Ireland                            0.7
Portugal                           0.1
                                 -----
Total Investments                 99.2%
Other Assets Less Liabilities      0.8%
                                 -----
Total                            100.0%
                                 =====

See Notes to Financial Statements      25

Statement of Assets and Liabilities                   March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

 ASSETS:
   Investments in securities at value (cost
     $61,593,413)--Note 2(A)                                   $  47,009,158
   Collateral received for securities on
     loan--Note 4                                                 10,297,771
   Receivable for investments sold                                    54,687
   Dividends and interest receivable                                 288,639
   Reclaims receivable                                               168,567
   Other assets                                                        3,879
                                                               -------------
                                                                  57,822,701
 LIABILITIES:
   Payable for investments purchased            $      59,346
   Payable upon return of securities on
     loan--Note 4                                  10,297,771
   Payable to investment manager                       31,802
   Accrued expenses and other payables                 54,369     10,443,288
                                                -------------  -------------
 NET ASSETS at value, applicable to 1,335,899
   outstanding units of beneficial
   interest--Note 5                                            $  47,379,413
                                                               =============
 NET ASSET VALUE offering and redemption price
   per unit
   ($47,379,413 divided by 1,335,899 units)                    $       35.47
                                                               =============

Statement of Operations              Six Months Ended March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

 NET INVESTMENT INCOME:
   Investment Income:
     Dividends (net of foreign withholding tax
     of $48,250)                                $     439,839
     Interest                                          20,208
     Securities lending                                   484
                                                -------------
        Total Investment Income                                $     460,531
   Expenses:
     Investment manager's fees--Note 3(A)             194,133
     Shareholder servicing fees and
     expenses--Note 3(B)                              133,335
     Custodian fees and expenses                       19,191
     Legal and Auditing fees                           12,718
     Consultant fees                                    7,741
     Trustees' fees and expenses--Note 3(C)            17,952
     Printing and Postage                               8,239
     Insurance                                          3,476
     Other                                             18,964
                                                -------------
        Total Expenses                                               415,749
                                                               -------------
 NET INVESTMENT INCOME                                                44,782
 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES--Note 4:
   Net realized loss on investments                (2,129,906)
   Net realized loss on foreign currency
   transactions                                       (40,127)
   Net decrease in unrealized depreciation on
   investments                                       (719,381)
   Net increase in unrealized appreciation on
   foreign currency transactions                        1,225
                                                -------------
 NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES                             (2,888,189)
                                                               -------------
 NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $  (2,843,407)
                                                               =============

See Notes to Financial Statements      26

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                          ENDED 3/31/2003  YEAR ENDED
                                                            (UNAUDITED)     9/30/2002
                                                          ---------------  -----------
OPERATIONS:
  Net investment income                                     $    44,782    $   233,422
  Net realized loss on investments and foreign
    currencies                                               (2,170,033)    (7,112,710)
  Net decrease in unrealized depreciation                      (718,156)    (1,209,686)
                                                            -----------    -----------
  Net decrease in net assets resulting from operations       (2,843,407)    (8,088,974)
                                                            -----------    -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                         8,741,477      9,408,584
  Value of units redeemed                                    (3,214,370)    (4,979,726)
                                                            -----------    -----------
  Net increase in net assets resulting from capital
    transactions                                              5,527,107      4,428,858
                                                            -----------    -----------
  Net increase (decrease)                                     2,683,700     (3,660,116)
NET ASSETS at beginning of period                            44,695,713     48,355,829
                                                            -----------    -----------
NET ASSETS at end of period                                 $47,379,413    $44,695,713
                                                            ===========    ===========

See Notes to Financial Statements      27

ACTIVELY MANAGED BOND FUND
Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
        CORPORATE BONDS                   (8.1%)
$   130,000  Bank of America Corp.,
               Medium Term Note,
               7.05%, 9/8/11                              $    132,581
    500,000  Citigroup, Inc.,
               6.50%, 1/18/11                                  570,978
  1,000,000  CNA Financial Corp.,
               6.75%, 11/15/06                               1,033,610
    100,000  Financing Corp.,
               9.40%, 2/8/18                                   146,417
  2,000,000  J.C. Penny Co., Inc.,
               8.25%, 8/15/22                                1,900,000
  2,201,000  JP Morgan & Co., Inc.,
               Medium Term Note,
               0.00%, 4/24/27                                  372,832
  4,300,000  Merrill Lynch & Co., Inc.,
               Medium Term Note,
               0.00%, 2/25/27                                  706,434
  1,000,000  PMI Group, Inc.,
               6.75%, 11/15/06                               1,104,562
  1,000,000  Public Service Electric & Gas,
               9.13%, 7/1/05                                 1,135,735
    525,000  Public Service Electric & Gas,
               6.38%, 5/1/08                                   588,394
  3,000,000  Transamerica Financial Corp.,
               0.00%, 9/1/12                                 1,660,782
  1,000,000  US Bank National Minnesota,
               6.38%, 8/1/11                                 1,129,928
                                                          ------------
Total Corporate Bonds (Cost $9,836,405)                   $ 10,482,253
                                                          ------------
MORTGAGE-BACKED SECURITIES         (12.0%)
$ 1,202,878  ABN AMRO Mortgage Corp.,
               Remic 98-5 A11,
               7.24%*, 1/25/29                            $  1,231,217
  2,775,000  Countrywide Home Loans, Inc.,
               Remic 01-J1 1A3,
               6.75%, 12/25/30                               2,870,063
  1,696,208  Countrywide Home Loans, Inc.,
               Remic 01-24 1A3,
               8.50%, 1/25/32                                1,831,976
    175,842  Residential Accredit Loans, Inc.,
               Remic 00-QS1 NB3,
               7.75%, 1/25/30                                  178,534
  2,572,577  Residential Asset Securitization Trust,
               Remic 00-A7 A3,
               8.00%, 11/25/30                               2,747,889
  2,675,042  Residential Asset Securitization Trust,
               Remic 00-A7 B1,
               8.00%, 11/25/30                               2,800,664
    487,786  Residential Funding Mortgage Securities I,
               Remic 93-S47 A15,
               9.00%, 12/25/23                                 490,680
     54,617  Residential Funding Mortgage Securities I,
               Remic 97-S12 A17,
               7.25%, 8/25/27                                   54,669
  2,000,000  Residential Funding Mortgage Securities I,
               Remic 98-S13 A21,
               6.75%, 6/25/28                                2,034,020
    659,983  Residential Funding Mortgage Securities I,
               Remic 01-S24 A3,
               6.75%, 10/25/31                                 671,651

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
$   640,000  Saxon Asset Securities Trust,
               Remic 98-4 AF5,
               6.93%, 1/25/30                             $    670,353
                                                          ------------
Total Mortgage-Backed Securities (Cost $15,440,220)       $ 15,581,716
                                                          ------------
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS                      (70.1%)
$ 1,125,000  Federal Home Loan Bank,
               8.15%, 5/30/07                             $  1,137,698
    465,000  Federal Home Loan Bank,
               6.28%, 5/29/13                                  468,468
    500,000  Federal Home Loan Bank,
               6.59%, 6/26/13                                  505,833
    250,000  Federal Home Loan Bank,
               6.96%, 6/2/14                                   264,913
    630,000  Federal Home Loan Bank,
               6.57%, 6/4/14                                   664,219
  1,000,000  Federal Home Loan Bank,
               6.53%, 7/11/14                                1,013,372
    200,000  Federal Home Loan Bank,
               6.53%, 9/8/16                                   203,950
  1,000,000  Federal Home Loan Bank,
               6.52%, 9/12/16                                1,020,168
  1,000,000  Federal Home Loan Bank,
               6.50%, 9/19/16                                1,020,800
  1,000,000  Federal Home Loan Bank,
               6.26%, 9/27/16                                1,047,862
    250,000  Federal Home Loan Bank,
               Series IF-16,
               6.35%, 10/4/16                                  262,787
  1,000,000  Federal Home Loan Bank,
               6.00%, 11/14/16                               1,021,172
  1,000,000  Federal Home Loan Bank,
               6.55%, 6/20/17                                1,009,740
    670,000  Federal Home Loan Bank,
               5.79%, 10/3/17                                  676,700
    189,891  Federal Home Loan Mortgage Corp.,
               Pool #730299,
               9.00%, 8/1/06                                   201,408
     87,428  Federal Home Loan Mortgage Corp.,
               Pool #533624,
               8.50%, 12/1/07                                   92,836
  1,385,224  Federal Home Loan Mortgage Corp.,
               Remic 1515S,
               15.69%*, 5/15/08                              1,771,759
    500,000  Federal Home Loan Mortgage Corp.,
               6.42%, 8/19/13                                  509,207
  1,550,000  Federal Home Loan Mortgage Corp.,
               6.02%, 9/30/13                                1,583,044
  1,000,000  Federal Home Loan Mortgage Corp.,
               Medium Term Note,
               8.00%, 2/15/17                                1,020,576
  1,000,000  Federal Home Loan Mortgage Corp.,
               Medium Term Note,
               6.13%, 8/28/17                                1,013,194
  1,000,000  Federal Home Loan Mortgage Corp.,
               Medium Term Note,
               6.05%, 11/27/17                               1,018,314
  1,090,000  Federal Home Loan Mortgage Corp.,
               6.00%, 2/6/18                                 1,093,955

See Notes to Financial Statements      28

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (CONTINUED)
$    58,263  Federal Home Loan Mortgage Corp.,
               Remic 12A,
               9.25%, 11/15/19                            $     60,683
    124,353  Federal Home Loan Mortgage Corp.,
               Remic 21Z,
               9.50%, 1/15/20                                  124,980
     30,924  Federal Home Loan Mortgage Corp.,
               Remic 1316Z,
               8.00%, 6/15/22                                   32,915
  2,482,800  Federal Home Loan Mortgage Corp.,
               Remic 1591SH,
               12.16%*, 9/15/22                              2,774,960
     44,084  Federal Home Loan Mortgage Corp.,
               Remic 1842EB,
               8.00%, 10/15/23                                  44,484
     85,895  Federal Home Loan Mortgage Corp.,
               Remic 1790E,
               8.00%, 11/15/23                                  86,603
    991,509  Federal Home Loan Mortgage Corp.,
               Remic 1663ZA,
               7.00%, 1/15/24                                  996,745
  1,047,148  Federal Home Loan Mortgage Corp.,
               Remic 1671Z,
               7.00%, 2/15/24                                1,057,935
    162,512  Federal Home Loan Mortgage Corp.,
               Remic 1727MD,
               8.50%, 5/15/24                                  164,791
    239,430  Federal Home Loan Mortgage Corp.,
               Remic 1727MF,
               8.50%, 5/15/24                                  242,758
    676,000  Federal Home Loan Mortgage Corp.,
               Remic 1814D,
               6.50%, 2/15/26                                  701,898
    400,000  Federal Home Loan Mortgage Corp.,
               Remic 2102GE,
               6.00%, 12/15/26                                 412,256
  1,840,444  Federal Home Loan Mortgage Corp.,
               Remic 2123KE,
               8.50%, 2/15/27                                1,889,092
  1,130,390  Federal Home Loan Mortgage Corp.,
               Remic 1959B,
               6.50%, 5/15/27                                1,143,358
  1,806,702  Federal Home Loan Mortgage Corp.,
               Remic 2092DL,
               8.50%, 9/15/27                                1,910,071
    450,000  Federal Home Loan Mortgage Corp.,
               Remic 2205YB,
               6.00%, 5/15/29                                  470,433
    900,000  Federal Home Loan Mortgage Corp.,
               Remic 2303CJ,
               6.00%, 8/15/29                                  939,126
  1,000,000  Federal Home Loan Mortgage Corp.,
               Remic 2319PG,
               6.50%, 4/15/30                                1,035,342
    500,298  Federal Home Loan Mortgage Corp.,
               Remic 2382DZ,
               5.50%, 11/15/31                                 475,786

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (CONTINUED)
$ 2,842,549  Federal Home Loan Mortgage Corp.,
               Remic 2492Z,
               5.50%, 8/15/32                             $  2,781,913
  1,000,000  Federal National Mortgage Assoc.,
               Medium Term Note,
               6.15%, 8/18/08                                1,016,735
    189,651  Federal National Mortgage Assoc.,
               Pool #15569,
               8.25%, 5/1/10                                   202,335
    315,000  Federal National Mortgage Assoc.,
               6.38%, 1/12/11                                  325,619
    530,000  Federal National Mortgage Assoc.,
               6.38%, 6/28/11                                  559,218
    816,000  Federal National Mortgage Assoc.,
               6.25%, 7/19/11                                  858,550
  1,000,000  Federal National Mortgage Assoc.,
               6.50%, 4/5/12                                 1,048,554
    100,000  Federal National Mortgage Assoc.,
               6.80%, 8/27/12                                  112,678
  1,000,000  Federal National Mortgage Assoc.,
               7.05%, 4/10/17                                1,001,263
  1,575,000  Federal National Mortgage Assoc.,
               6.95%, 4/12/17                                1,653,599
  1,000,000  Federal National Mortgage Assoc.,
               6.67%, 5/23/17                                1,006,649
  1,000,000  Federal National Mortgage Assoc.,
               6.50%, 7/10/17                                1,011,462
    800,000  Federal National Mortgage Assoc.,
               6.25%, 8/1/17                                   810,130
     95,115  Federal National Mortgage Assoc.,
               Pool #87277,
               7.50%, 4/1/18                                   100,501
     41,142  Federal National Mortgage Assoc.,
               Remic 91-169M,
               8.40%, 12/25/21                                  46,115
    500,000  Federal National Mortgage Assoc.,
               7.00%, 4/4/22                                   500,252
    621,779  Federal National Mortgage Assoc.,
               Remic 92-161H,
               7.50%, 9/25/22                                  657,039
    342,343  Federal National Mortgage Assoc.,
               Remic 93-124M,
               0.00%, 10/25/22                                 309,574
    690,219  Federal National Mortgage Assoc.,
               Remic G92-57Z,
               7.80%, 10/25/22                                 755,277
    466,584  Federal National Mortgage Assoc.,
               Remic 97-61ZC,
               7.00%, 2/25/23                                  525,435
    749,000  Federal National Mortgage Assoc.,
               Remic G93-10J,
               5.00%, 3/25/23                                  766,352
  1,538,021  Federal National Mortgage Assoc.,
               Remic 93-247C,
               7.00%, 3/25/23                                1,568,774
    500,000  Federal National Mortgage Assoc.,
               Remic G93-15H,
               7.25%, 4/25/23                                  547,892

See Notes to Financial Statements      29

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (CONTINUED)
$ 1,179,860  Federal National Mortgage Assoc.,
               Remic 93-100K,
               0.00%, 6/25/23                             $  1,045,476
  1,032,772  Federal National Mortgage Assoc.,
               Remic 93-112ZB,
               7.00%, 7/25/23                                1,179,560
    227,705  Federal National Mortgage Assoc.,
               Pool #239024,
               7.00%, 10/1/23                                  241,982
  2,448,016  Federal National Mortgage Assoc.,
               Remic 93-223ZA,
               6.50%, 12/25/23                               2,590,265
     50,503  Federal National Mortgage Assoc.,
               Remic G93-40ZA,
               6.50%, 12/25/23                                  50,547
  1,811,808  Federal National Mortgage Assoc.,
               Remic 93-250DZ,
               7.00%, 12/25/23                               1,933,113
     70,951  Federal National Mortgage Assoc.,
               Remic 94-91Z,
               6.50%, 1/25/24                                   70,868
     73,428  Federal National Mortgage Assoc.,
               Remic 96-17ZA,
               6.00%, 3/25/24                                   73,340
  3,096,779  Federal National Mortgage Assoc.,
               Remic G97-5ZB,
               7.05%, 3/25/24                                3,102,216
    298,710  Federal National Mortgage Assoc.,
               Remic 94-63G,
               7.00%, 4/25/24                                  299,983
    695,000  Federal National Mortgage Assoc.,
               Remic 94-65LL,
               7.38%, 4/25/24                                  751,796
  1,339,000  Federal National Mortgage Assoc.,
               Remic 94-61E,
               7.50%, 4/25/24                                1,426,486
    385,000  Federal National Mortgage Assoc.,
               Remic G96-1PK,
               7.50%, 6/17/26                                  428,374
    820,024  Federal National Mortgage Assoc.,
               Remic 97-27Z,
               7.50%, 4/18/27                                  830,257
     78,586  Federal National Mortgage Assoc.,
               Remic 97-49B,
               10.00%, 6/17/27                                  87,676
  1,966,573  Federal National Mortgage Assoc.,
               Remic 98-59Z,
               6.50%, 10/25/28                               2,085,749
  2,424,203  Federal National Mortgage Assoc.,
               Remic 98-62DC,
               9.00%, 11/25/28                               2,617,160
    540,000  Federal National Mortgage Assoc.,
               Remic 01-64AC,
               6.50%, 8/25/29                                  558,762
  1,108,091  Federal National Mortgage Assoc.,
               Remic 01-42GZ,
               6.50%, 9/25/29                                1,156,016

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (CONTINUED)
$   300,000  Federal National Mortgage Assoc.,
               Remic 01-45 TE,
               6.50%, 6/25/30                             $    320,960
         59  Government National Mortgage Assoc.,
               Pool #2919,
               8.00%, 2/15/04                                       61
     51,534  Government National Mortgage Assoc.,
               Pool #10260,
               8.00%, 6/15/06                                   54,811
        193  Government National Mortgage Assoc.,
               Pool #10855,
               8.00%, 7/15/06                                      205
      1,816  Government National Mortgage Assoc.,
               Pool #026113,
               9.00%, 8/15/08                                    1,975
      6,544  Government National Mortgage Assoc.,
               Pool #35238,
               9.50%, 9/15/09                                    7,248
      3,727  Government National Mortgage Assoc.,
               Pool #158361,
               9.50%, 6/15/16                                    4,200
      3,700  Government National Mortgage Assoc.,
               Pool #157799,
               9.00%, 7/15/16                                    4,130
      1,412  Government National Mortgage Assoc.,
               Pool #176069,
               9.00%, 8/15/16                                    1,576
      6,275  Government National Mortgage Assoc.,
               Pool #177254,
               9.00%, 9/15/16                                    7,004
     96,751  Government National Mortgage Assoc.,
               Series II, Pool #152027,
               8.00%, 10/20/16                                 105,530
      1,088  Government National Mortgage Assoc.,
               Pool #179930,
               9.50%, 12/15/16                                   1,226
      4,741  Government National Mortgage Assoc.,
               Pool #199032,
               9.50%, 1/15/17                                    5,347
     73,234  Government National Mortgage Assoc.,
               Pool #213606,
               8.00%, 4/15/17                                   80,629
      6,093  Government National Mortgage Assoc.,
               Pool #211434,
               9.50%, 4/15/17                                    6,871
    111,387  Government National Mortgage Assoc.,
               Pool #226673,
               9.50%, 7/15/17                                  125,617
      1,988  Government National Mortgage Assoc.,
               Pool #226855,
               9.50%, 7/15/17                                    2,242
      2,821  Government National Mortgage Assoc.,
               Pool #237572,
               9.50%, 12/15/17                                   3,182
      7,817  Government National Mortgage Assoc.,
               Pool #226651,
               9.50%, 6/15/18                                    8,821

See Notes to Financial Statements      30

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (CONTINUED)
$       934  Government National Mortgage Assoc.,
               Pool #262208,
               9.50%, 8/15/18                             $      1,054
     21,549  Government National Mortgage Assoc.,
               Pool #319342,
               8.50%, 3/15/22                                   23,760
     59,718  Government National Mortgage Assoc.,
               Pool #346560,
               8.00%, 4/15/23                                   65,603
    329,028  Government National Mortgage Assoc.,
               Series II, Pool #1977,
               9.50%, 3/20/25                                  370,394
    460,000  Government National Mortgage Assoc.,
               Remic 97-8PE,
               7.50%, 5/16/27                                  495,341
    545,831  Government National Mortgage Assoc.,
               Series II, Remic 97-18J,
               7.00%, 11/20/27                                 571,440
    461,000  Government National Mortgage Assoc.,
               Pool #511918,
               8.25%, 9/15/29                                  499,464
    199,608  Government National Mortgage Assoc.,
               Remic 99-31ZC,
               8.00%, 9/16/29                                  217,039
  1,125,000  Government National Mortgage Assoc.,
               Remic 01-4PM,
               6.50%, 3/20/31                                1,203,404

PRINCIPAL
AMOUNT                                                       VALUE
------                                                       -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (CONTINUED)
$ 3,520,000  U.S. Treasury Bonds,
               9.25%, 2/15/16                             $  5,231,050
  5,000,000  U.S. Treasury Strips,
               0.00%, 2/15/06                                4,720,875
  6,180,000  U.S. Treasury Strips,
               0.00%, 2/15/10                                4,842,684
                                                          ------------
Total United States Government & Agency Obligations
 (Cost $85,994,148)                                       $ 90,865,476
                                                          ------------
REPURCHASE AGREEMENT              (9.6%)
$12,484,333  Bear Stearns & Co., Inc., 1.30%, Due
               4/1/03, Repurchase price $12,484,784,
               Collateralized by U.S. Treasury Bond       $ 12,484,333
                                                          ------------
Total Repurchase Agreement
 (Cost $12,484,333)                                       $ 12,484,333
                                                          ------------
Total Investments (Cost $123,755,106)              99.8%  $129,413,778
Other assets in excess of liabilities               0.2%       202,181
                                                  -----   ------------
Net Assets                                        100.0%  $129,615,959
                                                  =====   ============

* Variable rate security. Rate represents the rate in effect as of March 31, 2003. Maturity reflects final maturity date.

See Notes to Financial Statements      31

Statement of Assets and Liabilities                   March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (cost
    $123,755,106)--Note 2(A)                                           $129,413,778
  Collateral received for securities on loan--Note 4                        161,558
  Receivable for investments sold                                            27,636
  Interest receivable                                                       985,342
  Other assets                                                                3,879
                                                                       ------------
                                                                        130,592,193
LIABILITIES:
  Payable for investments purchased                           $695,881
  Payable upon return of securities on loan--Note 4           161,558
  Payable to investment manager                                38,070
  Accrued expenses                                             80,725       976,234
                                                              -------  ------------
NET ASSETS at value, applicable to 2,598,495 outstanding
  units of beneficial interest--Note 5                                 $129,615,959
                                                                       ============
NET ASSET VALUE offering and redemption price per unit
  ($129,615,959 divided by 2,598,495 units)                            $      49.88
                                                                       ============

Statement of Operations              Six Months Ended March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Investment Income:
    Interest                                                  $4,603,895
    Securities lending                                          1,017
                                                              -------
       Total Investment Income                                         $ 4,604,912
  Expenses:
    Investment manager's fees--Note 3(A)                      232,239
    Shareholder servicing fees and expenses--Note 3(B)        282,101
    Custodian fees and expenses                                14,674
    Legal and Auditing fees                                    12,718
    Consultant fees                                             7,741
    Trustees' fees and expenses--Note 3(C)                     17,952
    Printing and Postage                                        8,239
    Insurance                                                   9,068
    Other                                                      24,167
                                                              -------
       Total Expenses                                                      608,899
                                                                       -----------
NET INVESTMENT INCOME                                                    3,996,013
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
  Net realized gain on investments                            259,583
  Net decrease in unrealized depreciation on investments      (2,165,075)
                                                              -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                         (1,905,492)
                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 2,090,521
                                                                       ===========

See Notes to Financial Statements      32

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                 ENDED
                                                               3/31/2003      YEAR ENDED
                                                              (UNAUDITED)     9/30/2002
                                                              ------------   ------------
OPERATIONS:
  Net investment income                                       $ 3,996,013    $  7,461,180
  Net realized gain on investments                                259,583         260,418
  Net increase (decrease) in unrealized appreciation
    (depreciation)                                             (2,165,075)      2,380,638
                                                              ------------   ------------
  Net increase in net assets resulting from operations          2,090,521      10,102,236
                                                              ------------   ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                          16,033,854      23,043,213
  Value of units redeemed                                     (20,228,820)    (33,866,807)
                                                              ------------   ------------
  Net decrease in net assets resulting from capital
    transactions                                               (4,194,966)    (10,823,594)
                                                              ------------   ------------
  Net decrease                                                 (2,104,445)       (721,358)
NET ASSETS at beginning of period                             131,720,404     132,441,762
                                                              ------------   ------------
NET ASSETS at end of period                                   $129,615,959   $131,720,404
                                                              ============   ============

See Notes to Financial Statements      33

INTERMEDIATE-TERM BOND FUND
Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
CORPORATE BONDS                                              (6.1%)
$  150,000   American Express Credit Corp.,
               7.45%, 8/10/05                                       $   167,049
   500,000   Citigroup, Inc.,
               6.50%, 1/18/11                                           570,978
   500,000   Credit Suisse First Boston USA, Inc.,
               6.50%, 1/15/12                                           537,376
 1,005,000   Old Republic International Corp.,
               7.00%, 6/15/07                                         1,102,506
                                                                    -----------
Total Corporate Bonds (Cost $2,179,827)                             $ 2,377,909
                                                                    -----------
MORTGAGE-BACKED SECURITIES                                  (15.2%)
$  189,308   CitiCorp Mortgage Securities, Inc.,
               Remic 93-7 A3,
               7.00%, 6/25/23                                       $   189,955
   172,345   Countrywide Home Loans,
               Remic 97-4A,
               8.00%, 8/25/27                                           176,845
    71,995   DLJ Acceptance Trust,
               Remic 89-1F,
               11.00%, 8/1/19                                            83,872
       807   GE Capital Mortgage Services, Inc.,
               Remic 94-17 A10,
               7.00%, 5/25/24                                               806
     4,434   GE Capital Mortgage Services, Inc.,
               Remic 96-HE3 A4,
               7.49%, 9/25/26                                             4,430
     2,709   John J Matterer,
               8.50%, 1/1/05                                              2,709
   150,583   Norwest Asset Securities Corp.,
               Remic 97-19 A6,
               7.25%, 12/25/27                                          150,405
   246,146   Norwest Asset Securities Corp.,
               Remic 98-6 A15,
               6.75%, 4/25/28                                           247,579
   242,924   Norwest Asset Securities Corp.,
               Remic 99-26 A4,
               7.25%, 12/25/29                                          243,969
    38,000   PNC Mortgage Securities Corp.,
               Remic 98-9 1A2,
               6.75%, 10/25/28                                           37,928
    40,756   Prudential Home Mortgage Securities,
               Remic 92-29 A9,
               8.00%, 10/25/22                                           40,853
   103,875   Prudential Home Mortgage Securities,
               Remic 92-33 A8,
               7.50%, 11/25/22                                          103,682
    12,706   Prudential Home Mortgage Securities,
               Remic 94-27 A5,
               8.25%, 9/25/24                                            12,683
   500,000   Residential Accredit Loans, Inc.,
               Remic 00-QS6 A4,
               7.75%, 5/25/30                                           514,718
   482,000   Residential Asset Mortgage Products, Inc.,
               Remic 02-SL1 AI3,
               7.00%, 6/25/32                                           516,077
   954,009   Residential Asset Securitization Trust,
               Remic 00-A7 B1,
               8.00%, 11/25/30                                          998,811

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
$  437,035   Residential Funding Mortgage Securities I,
               Remic 94-S8 A4,
               6.00%, 3/25/09                                       $   456,693
   120,490   Residential Funding Mortgage Securities I,
               Remic 96-S3 A5,
               7.25%, 1/25/26                                           121,060
   375,708   Residential Funding Mortgage Securities I,
               Remic 96-S18 A5,
               8.00%, 8/25/26                                           377,947
   505,080   Residential Funding Mortgage Securities I,
               Remic 98-S6 A6,
               6.75%, 3/25/28                                           511,232
   180,763   Residential Funding Mortgage Securities I,
               Remic 98-S12 A8,
               6.75%, 5/25/28                                           181,064
   178,454   Structured Asset Securities Corp.,
               Series 98-ALS1 1A,
               6.90%, 1/25/29                                           183,267
   245,000   Vendee Mortgage Trust,
               Remic 99-3 D,
               6.50%, 6/15/25                                           260,338
   340,000   Washington Mutual,
               Remic 99-WM3 2A5,
               7.50%, 11/19/29                                          349,023
   138,009   Wells Fargo Mortgage Backed Securities Trust,
               Remic 00-3 A1,
               7.25%, 7/1/15                                            138,757
                                                                    -----------
Total Mortgage-Backed Securities (Cost $5,897,668)                  $ 5,904,703
                                                                    -----------
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS                                               (70.6%)
$  150,000   Federal Home Loan Bank,
               6.18%, 4/17/08                                       $   150,327
   350,000   Federal Home Loan Bank,
               8.10%, 5/25/10                                           392,057
   250,000   Federal Home Loan Bank,
               7.42%, 8/10/10                                           279,367
 1,000,000   Federal Home Loan Bank,
               Series NK-13,
               4.00%, 1/28/13                                         1,001,685
     1,122   Federal Home Loan Mortgage Corp.,
               Pool #251363,
               8.75%, 5/1/03                                              1,127
    24,781   Federal Home Loan Mortgage Corp.,
               Gold Pool #E30900,
               8.50%, 5/1/06                                             26,571
 1,000,000   Federal Home Loan Mortgage Corp.,
               6.22%, 6/24/08                                         1,011,394
 1,194,955   Federal Home Loan Mortgage Corp.,
               Remic 1587Z,
               6.50%, 10/15/08                                        1,285,814
    54,897   Federal Home Loan Mortgage Corp.,
               Pool #301687,
               9.00%, 2/1/10                                             58,610
    67,956   Federal Home Loan Mortgage Corp.,
               Pool #298007,
               12.00%, 2/1/16                                            76,706
   562,507   Federal Home Loan Mortgage Corp.,
               Remic 1899ZG,
               8.00%, 6/15/18                                           571,414

See Notes to Financial Statements      34

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$  146,559   Federal Home Loan Mortgage Corp.,
               Pool #360037,
               10.00%, 9/1/18                                       $   167,924
    88,239   Federal Home Loan Mortgage Corp.,
               Remic 34D,
               9.00%, 3/15/20                                            91,394
   428,048   Federal Home Loan Mortgage Corp.,
               Remic 1418Z,
               7.00%, 6/15/22                                           432,819
   286,055   Federal Home Loan Mortgage Corp.,
               Remic 1316Z,
               8.00%, 6/15/22                                           304,478
   425,663   Federal Home Loan Mortgage Corp.,
               Remic 1311K,
               7.00%, 7/15/22                                           447,390
   159,000   Federal Home Loan Mortgage Corp.,
               Remic 1547PK,
               7.00%, 10/15/22                                          164,989
   500,000   Federal Home Loan Mortgage Corp.,
               Remic 1588QD,
               6.50%, 9/15/23                                           517,154
   367,000   Federal Home Loan Mortgage Corp.,
               Remic 1695EA,
               7.00%, 12/15/23                                          388,792
   273,000   Federal Home Loan Mortgage Corp.,
               Remic 1663C,
               7.00%, 1/15/24                                           277,400
    14,302   Federal Home Loan Mortgage Corp.,
               Remic 1669NF,
               9.00%, 2/15/24                                            14,518
   275,217   Federal Home Loan Mortgage Corp.,
               Remic 1733EZ,
               7.50%, 6/15/24                                           276,978
   115,232   Federal Home Loan Mortgage Corp.,
               Remic 1753D,
               8.50%, 9/15/24                                           124,670
   634,000   Federal Home Loan Mortgage Corp.,
               Remic 2070B,
               6.00%, 7/15/25                                           647,669
   834,000   Federal Home Loan Mortgage Corp.,
               Remic 2410PB,
               6.50%, 2/15/26                                           855,793
   542,011   Federal Home Loan Mortgage Corp.,
               Remic 2092DL,
               8.50%, 9/15/27                                           573,022
   444,695   Federal Home Loan Mortgage Corp.,
               Remic 2303PL,
               6.50%, 4/15/28                                           448,487
 1,313,812   Federal Home Loan Mortgage Corp.,
               Remic 2108CB,
               6.25%, 12/15/28                                        1,351,599
 1,000,000   Federal Home Loan Mortgage Corp.,
               Remic 2343CE,
               6.50%, 12/15/28                                        1,036,917
   334,804   Federal Home Loan Mortgage Corp.,
               Remic 2317VG,
               6.50%, 4/15/31                                           352,974

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$    1,583   Federal National Mortgage Assoc.,
               Pool #50078,
               8.50%, 6/1/03                                        $     1,595
     9,398   Federal National Mortgage Assoc.,
               Pool #355656,
               7.00%, 8/1/03                                              9,550
    18,940   Federal National Mortgage Assoc.,
               Pool #82407,
               9.00%, 3/1/04                                             19,242
    23,725   Federal National Mortgage Assoc.,
               Pool #104927,
               11.00%, 4/1/05                                            25,058
   318,470   Federal National Mortgage Assoc.,
               Pool #437927,
               5.50%, 7/1/05                                            326,933
   342,145   Federal National Mortgage Assoc.,
               Remic 93-163BJ,
               7.00%, 7/25/06                                           342,549
   500,000   Federal National Mortgage Assoc.,
               5.38%, 1/29/09                                           514,463
   568,820   Federal National Mortgage Assoc.,
               Remic 94-32Z,
               6.50%, 3/25/09                                           586,080
   150,000   Federal National Mortgage Assoc.,
               6.38%, 1/12/11                                           155,057
   100,000   Federal National Mortgage Assoc.,
               6.25%, 2/17/11                                           103,864
   750,000   Federal National Mortgage Assoc.,
               6.00%, 3/29/11                                           778,976
   864,000   Federal National Mortgage Assoc.,
               6.25%, 5/2/11                                            867,324
 2,500,000   Federal National Mortgage Assoc.,
               6.25%, 6/11/12                                         2,522,297
   726,762   Federal National Mortgage Assoc.,
               Remic 93-65ZZ,
               7.00%, 6/25/13                                           814,683
   245,000   Federal National Mortgage Assoc.,
               Remic 02-2UC,
               6.00%, 2/25/17                                           263,853
     5,393   Federal National Mortgage Assoc.,
               Remic 29-1,
               0.00%, 3/1/18                                              4,809
    52,843   Federal National Mortgage Assoc.,
               Pool #87277,
               7.50%, 4/1/18                                             55,835
    80,066   Federal National Mortgage Assoc.,
               Remic 89-62G,
               8.60%, 10/25/19                                           87,981
    62,392   Federal National Mortgage Assoc.,
               Pool #313205,
               10.00%, 12/1/20                                           71,199
   289,733   Federal National Mortgage Assoc.,
               Remic G-41PT,
               7.50%, 10/25/21                                          315,792
    32,802   Federal National Mortgage Assoc.,
               Remic 93-4K,
               7.50%, 11/25/21                                           32,779

See Notes to Financial Statements      35

Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$   35,159   Federal National Mortgage Assoc.,
               Pool #525171,
               9.00%, 12/1/21                                       $    39,103
     9,820   Federal National Mortgage Assoc.,
               Remic 92-88L,
               8.00%, 12/25/21                                            9,825
   318,078   Federal National Mortgage Assoc.,
               Remic 93-112ZA,
               7.00%, 4/25/22                                           346,092
   377,119   Federal National Mortgage Assoc.,
               Remic 93-54J,
               6.75%, 10/25/22                                          384,756
   140,000   Federal National Mortgage Assoc.,
               Remic 93-139J,
               7.00%, 11/25/22                                          145,551
   216,000   Federal National Mortgage Assoc.,
               Remic 93-4LA,
               8.00%, 1/25/23                                           233,027
   500,610   Federal National Mortgage Assoc.,
               Remic 93-89D,
               7.00%, 6/25/23                                           518,121
    56,626   Federal National Mortgage Assoc.,
               Remic G93-38H,
               6.50%, 12/25/23                                           56,550
   219,734   Federal National Mortgage Assoc.,
               Remic 94-80A,
               7.00%, 2/25/24                                           224,118
   809,928   Federal National Mortgage Assoc.,
               Remic 94-76KB,
               0.00%, 4/25/24                                           749,374
   419,731   Federal National Mortgage Assoc.,
               Pool # 303437,
               9.00%, 6/1/25                                            465,090
    10,678   Federal National Mortgage Assoc.,
               Remic 01-70YB,
               6.00%, 12/25/31                                           10,698
   199,000   Federal National Mortgage Assoc.,
               Remic 02-14A1,
               7.00%, 1/25/42                                           204,864
       210   Government National Mortgage Assoc.,
               Pool #9335,
               8.25%, 4/15/06                                               224

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$   39,941   Government National Mortgage Assoc.,
               Pool #409781,
               8.25%, 8/15/25                                       $    43,681
   729,135   Government National Mortgage Assoc.,
               Remic 97-8PM,
               7.00%, 4/16/26                                           743,699
   102,287   Government National Mortgage Assoc.,
               Series II, Pool #2326,
               8.50%, 11/20/26                                          111,131
   307,750   Government National Mortgage Assoc.,
               Pool #440640,
               8.25%, 6/15/27                                           334,573
    87,778   Government National Mortgage Assoc.,
               Pool #453323,
               8.25%, 9/15/27                                            95,429
    64,872   Government National Mortgage Assoc.,
               Pool #453336,
               8.25%, 9/15/27                                            70,526
    35,274   Government National Mortgage Assoc.,
               Pool #427291,
               8.25%, 12/15/27                                           38,348
   475,000   Government National Mortgage Assoc.,
               Remic 00-14CD,
               7.50%, 7/16/29                                           501,616
   768,439   Government National Mortgage Assoc.,
               Remic 01-61NL,
               6.50%, 7/16/31                                           780,489
                                                                    -----------
Total United States Government & Agency Obligations
 (Cost $26,833,337)                                                 $27,336,843
                                                                    -----------
REPURCHASE AGREEMENT                                         (7.5%)
$2,894,488   Bear Stearns & Co., Inc., 1.30%,
               Due 4/1/03, Repurchase price $2,894,593,
               Collateralized by U.S. Treasury Bond                 $ 2,894,488
                                                                    -----------
Total Repurchase Agreement (Cost $2,894,488)                        $ 2,894,488
                                                                    -----------
Total Investments (Cost $37,805,320)                         99.4%  $38,513,943
Other assets in excess of liabilities                         0.6%      249,234
                                                            -----   -----------
Net Assets                                                  100.0%  $38,763,177
                                                            =====   ===========

See Notes to Financial Statements      36

Statement of Assets and Liabilities                   March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (cost
    $37,805,320)--Note 2(A)                                            $38,513,943
  Collateral received for securities on loan--Note 4                       555,000
  Receivable for investments sold                                            3,011
  Interest receivable                                                      299,967
  Other assets                                                               3,868
                                                                       -----------
                                                                        39,375,789
LIABILITIES:
  Payable upon return of securities on loan--Note 4           $555,000
  Payable to investment manager                                13,475
  Accrued expenses                                             44,137      612,612
                                                              -------  -----------
NET ASSETS at value, applicable to 910,839 outstanding units
  of beneficial interest--Note 5                                       $38,763,177
                                                                       ===========
NET ASSET VALUE offering and redemption price per unit
  ($38,763,177 divided by 910,839 units)                               $     42.56
                                                                       ===========

Statement of Operations              Six Months Ended March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Investment Income:
    Interest                                                  $1,112,231
    Securities lending                                              416
                                                              ---------
       Total Investment Income                                           $1,112,647
  Expenses:
    Investment manager's fees--Note 3(A)                         83,875
    Shareholder servicing fees and expenses--Note 3(B)          117,310
    Custodian fees and expenses                                   5,436
    Legal and Auditing fees                                      12,718
    Consultant fees                                               7,741
    Trustees' fees and expenses--Note 3(C)                       17,952
    Printing and Postage                                          8,239
    Insurance                                                     2,796
    Other                                                        22,515
                                                              ---------
       Total Expenses                                                      278,582
                                                                         ---------
NET INVESTMENT INCOME                                                      834,065
REALIZED AND UNREALIZED LOSS ON INVESTMENTS--Note 4:
  Net realized loss on investments                              (97,432)
  Net decrease in unrealized depreciation on investments       (330,420)
                                                              ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                           (427,852)
                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 406,213
                                                                         =========

See Notes to Financial Statements      37

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                              ENDED 3/31/2003    YEAR ENDED
                                                                (UNAUDITED)      9/30/2002
                                                              ---------------   ------------
OPERATIONS:
  Net investment income                                         $   834,065     $  1,969,328
  Net realized loss on investments                                  (97,432)         (19,297)
  Net decrease in unrealized depreciation                          (330,420)        (248,426)
                                                                -----------     ------------
  Net increase in net assets resulting from operations              406,213        1,701,605
                                                                -----------     ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                             5,367,216        6,371,268
  Value of units redeemed                                        (7,586,987)     (10,514,857)
                                                                -----------     ------------
  Net decrease in net assets resulting from capital
    transactions                                                 (2,219,771)      (4,143,589)
                                                                -----------     ------------
  Net decrease                                                   (1,813,558)      (2,441,984)
NET ASSETS at beginning of period                                40,576,735       43,018,719
                                                                -----------     ------------
NET ASSETS at end of period                                     $38,763,177     $ 40,576,735
                                                                ===========     ============

See Notes to Financial Statements      38

SHORT-TERM INVESTMENT FUND
Statement of Investments
March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
CORPORATE BONDS                                             (13.8%)
$  550,000   Allstate Corp.,
               6.75%, 6/15/03                                       $   555,962
   310,000   Associates Corp. N.A.,
               6.00%, 4/15/03                                           310,548
   450,000   Associates Corp. N.A.,
               6.88%, 8/1/03                                            458,379
   200,000   Bank of America Corp.,
               6.50%, 8/15/03                                           203,798
   565,000   Bank of New York Co., Inc.,
               6.63%, 6/15/03                                           570,984
   250,000   Wells Fargo Financial, Inc.,
               7.25%, 7/14/03                                           254,165
   200,000   Wells Fargo Financial, Inc.,
               6.00%, 2/1/04                                            207,673
                                                                    -----------
Total Corporate Bonds (Cost $2,560,235)                             $ 2,561,509
                                                                    -----------
MORTGAGE-BACKED SECURITIES                                   (0.6%)
$  116,532   Vendee Mortgage Trust,
               Remic 96-3 1H,
               6.75%, 12/15/03                                      $   118,049
                                                                    -----------
Total Mortgage-Backed Securities (Cost $117,888)                    $   118,049
                                                                    -----------
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS                                               (71.8%)
$  500,000   Federal Farm Credit Bank,
               4.50%, 9/10/04                                       $   507,508
   250,000   Federal Home Loan Bank,
               2.83%, 4/21/03                                           250,230
   250,000   Federal Home Loan Bank,
               5.03%, 4/28/03                                           250,726
   250,000   Federal Home Loan Bank,
               5.86%, 4/28/03                                           250,888
   200,000   Federal Home Loan Bank,
               5.77%, 6/11/03                                           201,863
   400,000   Federal Home Loan Bank,
               5.58%, 9/2/03                                            407,377
   575,000   Federal Home Loan Bank,
               5.19%, 10/20/03                                          587,695
   540,000   Federal Home Loan Bank,
               6.38%, 11/14/03                                          557,271
   250,000   Federal Home Loan Bank,
               5.04%, 7/30/04                                           253,108
   500,000   Federal Home Loan Bank,
               4.15%, 11/1/04                                           501,200
   500,000   Federal Home Loan Bank,
               3.24%, 2/7/05                                            503,386
   187,376   Federal Home Loan Mortgage Corp,
               Gold Pool #G40187,
               6.50%, 5/1/03                                            188,674
   600,000   Federal Home Loan Mortgage Corp,
               0.00%, 5/22/03                                           599,019
    22,335   Federal Home Loan Mortgage Corp,
               Gold Pool #N96538,
               6.00%, 6/1/03                                             22,715
    56,051   Federal Home Loan Mortgage Corp,
               Gold Pool #N97626,
               7.00%, 5/1/04                                             57,615
   618,000   Federal Home Loan Mortgage Corp,
               Medium Term Note,
               3.75%, 6/4/04                                            620,685
    50,000   Federal Home Loan Mortgage Corp,
               Medium Term Note,
               2.25%, 9/24/04                                            50,242

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS (CONTINUED)
$  129,057   Federal Home Loan Mortgage Corp,
               Gold Pool #L74991,
               6.00%, 12/1/04                                       $   133,236
   200,000   Federal National Mortgage Assoc.,
               5.75%, 4/15/03                                           200,374
    18,619   Federal National Mortgage Assoc.,
               Pool #345817,
               5.50%, 5/1/03                                             18,706
     3,951   Federal National Mortgage Assoc.,
               Pool #337214,
               6.00%, 5/1/03                                              3,979
   186,801   Federal National Mortgage Assoc.,
               Pool #345821,
               6.50%, 5/1/03                                            187,968
    27,529   Federal National Mortgage Assoc.,
               Pool #348987,
               7.00%, 6/1/03                                             27,974
   300,000   Federal National Mortgage Assoc.,
               Medium Term Note,
               6.05%, 6/30/03                                           303,611
   243,739   Federal National Mortgage Assoc.,
               Pool #359690,
               5.50%, 9/1/03                                            246,085
    33,178   Federal National Mortgage Assoc.,
               Remic 93-24PM,
               7.00%, 10/25/03                                           33,265
   775,000   Federal National Mortgage Assoc.,
               4.15%, 4/22/04                                           776,312
   250,000   Federal National Mortgage Assoc.,
               3.80%, 4/30/04                                           250,508
   600,000   Federal National Mortgage Assoc.,
               3.75%, 5/12/04                                           601,721
   200,000   Federal National Mortgage Assoc.,
               3.75%, 5/13/04                                           200,588
   750,000   Federal National Mortgage Assoc.,
               3.50%, 6/24/04                                           753,973
   500,000   Federal National Mortgage Assoc.,
               3.20%, 7/23/04                                           503,149
   300,000   Federal National Mortgage Assoc.,
               3.00%, 7/29/04                                           301,803
 1,140,000   Federal National Mortgage Assoc.,
               3.78%, 8/9/04                                          1,143,149
 1,015,000   Federal National Mortgage Assoc.,
               3.70%, 9/10/04                                         1,019,974
   450,000   Federal National Mortgage Assoc.,
               2.50%, 10/29/04                                          450,485
    75,000   Federal National Mortgage Assoc.,
               2.60%, 10/29/04                                           75,087
   334,669   Federal National Mortgage Assoc.,
               Remic 94-50VB,
               6.50%, 1/25/05                                           337,637
                                                                    -----------
Total United States Government & Agency Obligations
  (Cost $13,385,574)                                                $13,379,786
                                                                    -----------
REPURCHASE AGREEMENT                                        (12.8%)
$2,380,099   Bear Stearns & Co., Inc., 1.30%, Due 4/1/03,
               Repurchase price $2,380,185, Collateralized by U.S.
               Treasury Bond                                        $ 2,380,099
                                                                    -----------
Total Repurchase Agreement (Cost $2,380,099)                        $ 2,380,099
                                                                    -----------
Total Investments (Cost $18,443,796)                         99.0%  $18,439,443
Other assets in excess of liabilities                         1.0%      182,723
                                                            -----   -----------
Net Assets                                                  100.0%  $18,622,166
                                                            =====   ===========

See Notes to Financial Statements      39

Statement of Assets and Liabilities                   March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (cost
  $16,063,697)--Note 2(A)                                               $16,059,344
  Repurchase agreements at cost                                           2,380,099
                                                                        -----------
    Total Investments                                                    18,439,443
  Interest receivable                                                       206,213
  Receivable from investment manager                                         12,814
  Other assets                                                                3,880
                                                                        -----------
                                                                         18,662,350
LIABILITIES:
  Payable to investment manager                               $  3,971
  Accrued expenses                                              36,213       40,184
                                                              --------  -----------
NET ASSETS at value, applicable to 702,770 outstanding
  units of beneficial interest--Note 5                                  $18,622,166
                                                                        ===========
NET ASSET VALUE offering and redemption price per unit
  ($18,622,166 divided by 702,770 units)                                $     26.50
                                                                        ===========

Statement of Operations              Six Months Ended March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Investment Income:
    Interest                                                  $232,965
    Securities lending                                              36
                                                              --------
       Total Investment Income                                           $233,001
Expenses:
    Investment manager's fees--Note 3(A)                        23,958
    Shareholder servicing fees and expenses--Note 3(B)          57,499
    Custodian fees and expenses                                  3,541
    Legal and Auditing fees                                     12,710
    Consultant fees                                              7,741
    Trustees' fees and expenses--Note 3(C)                      17,952
    Printing and Postage                                         8,239
    Insurance                                                    1,597
    Other                                                       17,051
                                                              --------
       Total Expenses                                          150,288
       Less investment manager's fee waiver--Note 3(A)         (73,743)
                                                              --------
       Net Expenses                                                        76,545
                                                                         --------
NET INVESTMENT INCOME                                                     156,456
REALIZED AND UNREALIZED LOSS ON INVESTMENTS--Note 4:
  Net realized loss on investments                             (13,405)
  Net decrease in unrealized depreciation on investments       (32,483)
                                                              --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                           (45,888)
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $110,568
                                                                         ========

See Notes to Financial Statements      40

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                              ENDED 3/31/2003   YEAR ENDED
                                                                (UNAUDITED)      9/30/2002
                                                              ---------------   -----------
OPERATIONS:
  Net investment income                                         $   156,456     $   397,364
  Net realized loss on investments                                  (13,405)        (27,351)
  Net decrease in unrealized depreciation                           (32,483)        (13,606)
                                                                -----------     -----------
  Net increase in net assets resulting from operations              110,568         356,407
                                                                -----------     -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                             3,882,782       8,519,321
  Value of units redeemed                                        (5,153,368)     (9,739,680)
                                                                -----------     -----------
  Net decrease in net assets resulting from capital
  transactions                                                   (1,270,586)     (1,220,359)
                                                                -----------     -----------
  Net decrease                                                   (1,160,018)       (863,952)
NET ASSETS at beginning of period                                19,782,184      20,646,136
                                                                -----------     -----------
NET ASSETS at end of period                                     $18,622,166     $19,782,184
                                                                ===========     ===========

See Notes to Financial Statements      41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--GENERAL
    Participation in RSI Retirement Trust ("the Trust") is limited to IRA's and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations determined by the Trustees of the Trust to have business interests in common with organizations participating in the Trust. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans which are qualified under
Section 401 of the Code ("Participating Plans").

    In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing, as of March 31, 2003, seven classes of units of beneficial interest: Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940 ("Act"). Retirement System Distributors Inc. ("Distributors") acts as the distributor of the Investment Funds' units of beneficial interest. The Distributor is a wholly owned subsidiary of Retirement System Group Inc.
("RSGroup-Registered Trademark-").

    The financial statements of the Investment Funds are presented on a combined and individual basis. The combined financial statements should be read in conjunction with the individual financial statements.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

(A) SECURITIES VALUATION: Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

    (1) each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price or bid price;

    (2) United States Government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

    (3) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

    Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by the Trust's Trustees.

    Investments and other assets and liabilities denominated in foreign currencies are translated to United States dollars at the prevailing rate of exchange.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on an accrual basis. Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

(C) REPURCHASE AGREEMENTS: The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D) SECURITIES LOANS: The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

    Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

(E) DIVIDENDS TO UNITHOLDERS: The Trust does not normally declare nor pay dividends on its net investment income or capital gains.

(F) FEDERAL INCOME TAXES: The Trust has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under
    Section 501(a) of the Internal Revenue Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

(G) ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

(H) OTHER: The Trust accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated evenly between each Investment Fund.

    Administrative expenses incurred by the Trust relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment Funds.

(I) FINANCIAL FUTURES CONTRACTS: The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

(J) OPTIONS VALUATION: The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

(K) FORWARD CURRENCY CONTRACTS: A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(A) Retirement System Investors Inc. ("RSI") is the Investment Adviser for each Investment Fund. RSI has retained subadvisers to manage the International Equity Fund and the Emerging Growth Equity Fund. RSI acts as Investment Manager to the remaining Trust Investment Funds, and in the case of all Investment Funds, exercises general oversight with respect to the portfolio management, including reporting of manager performance to the Trustees and Investment Committee, compliance matters, sub-advisory portfolio analysis, and presentations to unitholders.

    Fees incurred by RSI pursuant to the provisions of its investment management contracts are payable monthly to RSI and quarterly to all subadvisers and are computed based on the value of the net assets of each Investment Fund determined on a monthly or quarterly basis as appropriate at the rates listed in the following table.

    The table of rates below are those as of March 31, 2003 as approved by the unitholders.

INVESTMENT FUND             INVESTMENT MANAGER              FEE
---------------             ------------------              ---
Core Equity Fund           Retirement System     .60% on first $50 million,
                           Investors Inc.        .50% on next $150 million,
                                                 and .40% over $200 million
Value Equity Fund          Retirement System     .60% on first $50 million,
                           Investors Inc.        .50% on next $150 million,
                                                 and .40% over $200 million
Emerging Growth Equity     Retirement System     1.00%
  Fund                     Investors Inc.
                           (subadviser through
                           10/1/02)
                           HLM Management        1.00% on first $25
                           Company Inc.          million,
                           (subadviser through   .80% on next $25 million,
                           10/1/02)              and .60% over $50 million
                           Batterymarch          .85% on first $25 million,
                           Financial             .70% on next $75 million,
                           Management, Inc.      and .60% over $100 million
                           (subadviser
                           beginning 10/2/02)
                           Neuberger Berman      .80%
                           Management Inc.
                           (subadviser
                           beginning 10/2/02)
International Equity Fund  Bank of Ireland       .75% on first $20 million,
                           Asset                 .50% on next $30 million,
                           Management (U.S.)     and .35% over $50 million
                           Limited
                           (subadviser)
Actively Managed           Retirement System     .40% on first $50 million,
  Bond Fund                Investors Inc.        .30% on next $100 million,
                                                 and .20% over $150 million
Intermediate-Term          Retirement System     .40% on first $50 million,
  Bond Fund                Investors Inc.        .30% on next $150 million,
                                                 and .20% over $200 million
Short-Term                 Retirement System     .25% on first $50 million,
  Investment Fund          Investors Inc.        and .20% over $50 million

    The Trust's investment management agreement with RSI provides for RSI to receive a management fee of 0.20% per annum of the average daily net assets of the Investment Funds that employ a subadviser. For the six months ended March 31, 2003, RSI has voluntarily waived a portion of its investment manager's fee from the Short-Term Investment Fund amounting to $73,743 to limit the Fund's annual expenses to 0.80% of average net assets.

(B) Shareholder servicing fees and expenses for the six months ended March 31, 2003, consist of fees paid to Retirement System Consultants Inc., (a subsidiary of RSGroup-Registered Trademark-) under a contract for providing administrative services for the Investment Funds. The fee arrangement applicable for each of the Investment Funds is as follows:

          AVERAGE NET ASSETS                    FEE
          ------------------                    ---
          First $25 million                     .60%
          Next $25 million                      .50%
          Next $25 million                      .40%
          Over $75 million                      .30%

(C) Each Trustee who is not an officer of the Trust receives an annual fee of $15,000 and a fee of $950 per meeting attended, except that such fee is $400 for a telephonic meeting. Such Trustees also participate in a deferred compensation plan which permits each Trustee to defer payment of a portion of their fees. A Trustee and several officers of the Trust are also officers of RSGroup-Registered Trademark- and its subsidiaries.

(D) In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 4--SECURITIES TRANSACTIONS
    The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the six months ended March 31, 2003:

                                                               PURCHASES       SALES
                                                               ---------       -----
Core Equity Fund                                              $59,388,918   $46,742,891
Value Equity Fund                                              27,537,215    24,287,735
Emerging Growth Equity Fund                                    68,261,783    64,736,981
International Equity Fund                                      13,415,136     4,099,785
Actively Managed Bond Fund                                     51,825,804    57,576,969
Intermediate-Term Bond Fund                                    15,763,302    17,909,541

    Net unrealized appreciation (depreciation) consisting of gross unrealized appreciation and gross unrealized depreciation at March 31, 2003 for each of the Investment Funds was as follows:

                                                         NET UNREALIZED      GROSS          GROSS
                                                          APPRECIATION     UNREALIZED     UNREALIZED
                                                         (DEPRECIATION)   APPRECIATION   DEPRECIATION
                                                         --------------   ------------   ------------
Core Equity Fund                                          $ 14,155,970    $25,602,609    $(11,446,639)
Value Equity Fund                                           (2,327,887)     4,770,603      (7,098,490)
Emerging Growth Equity Fund                                   (958,238)     2,886,303      (3,844,541)
International Equity Fund                                  (14,584,255)     1,136,658     (15,720,913)
Actively Managed Bond Fund                                   5,658,672      6,238,398        (579,726)
Intermediate-Term Bond Fund                                    708,623        876,128        (167,505)
Short-Term Investment Fund                                      (4,353)        18,472         (22,825)

    The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans at six months ended March 31, 2003. The cash collateral received was invested into repurchase agreements.

                                                               VALUE OF
                                                              SECURITIES     VALUE OF
                                                                LOANED      COLLATERAL
                                                                ------      ----------
Core Equity Fund                                              $ 4,278,035   $ 4,445,313
Value Equity Fund                                               1,018,966     1,085,534
Emerging Growth Equity Fund                                     9,676,307    10,134,644
International Equity Fund                                      10,283,593    10,297,771
Actively Managed Bond Fund                                        155,294       161,558
Intermediate-Term Fixed Fund                                      537,255       555,000

    These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collateralized by cash or securities with a market value in excess of the Investment Funds obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

    For the six months ended March 31, 2003 the Emerging Growth Equity Fund had expenses paid through brokerage/service arrangements which amounted to $7,835.

NOTE 5--CAPITAL TRANSACTIONS
    At March 31, 2003 there were an unlimited number of units of beneficial interest authorized for each Investment Fund.

    Transactions in the units of beneficial interest of each Investment Fund for the six months ended March 31, 2003 were as follows:

                                                      CORE EQUITY                     VALUE EQUITY
                                                          FUND                            FUND
                                                          ----                            ----
                                                 UNITS         AMOUNT             UNITS        AMOUNT
                                                 -----         ------             -----        ------
Units sold                                       233,251    $ 14,418,979          119,413    $ 7,957,954
Units redeemed                                  (192,969)    (12,025,502)         (94,332)    (6,394,797)
                                                --------    ------------         --------    -----------
Net increase (decrease)                           40,282    $  2,393,477           25,081    $ 1,563,157
                                                ========    ============         ========    ===========

                                                     EMERGING GROWTH                  INTERNATIONAL
                                                       EQUITY FUND                     EQUITY FUND
                                                       -----------                     -----------
                                                  UNITS        AMOUNT             UNITS        AMOUNT
                                                  -----        ------             -----        ------
Units sold                                        198,374    $ 9,730,505         239,665     $ 8,741,477
Units redeemed                                   (143,841)    (7,071,974)        (84,668)     (3,214,370)
                                                 --------    -----------         -------     -----------
Net increase (decrease)                            54,533    $ 2,658,531         154,997     $ 5,527,107
                                                 ========    ===========         =======     ===========

                                                    ACTIVELY MANAGED                INTERMEDIATE-TERM
                                                       BOND FUND                        BOND FUND
                                                       ---------                        ---------
                                                 UNITS         AMOUNT             UNITS        AMOUNT
                                                 -----         ------             -----        ------
Units sold                                       325,741    $ 16,033,854          126,966    $ 5,367,216
Units redeemed                                  (406,591)    (20,228,820)        (178,675)    (7,586,987)
                                                --------    ------------         --------    -----------
Net increase (decrease)                          (80,850)   $ (4,194,966)         (51,709)   $(2,219,771)
                                                ========    ============         ========    ===========

                                                       SHORT-TERM
                                                     INVESTMENT FUND
                                                     ---------------
                                                  UNITS        AMOUNT
                                                  -----        ------
Units sold                                        146,877    $ 3,882,782
Units redeemed                                   (194,957)    (5,153,368)
                                                 --------    -----------
Net increase (decrease)                           (48,080)   $(1,270,586)
                                                 ========    ===========

    Transactions in the units of beneficial interest of each Investment Fund for the year ended September 30, 2002 were as follows:

                                                         CORE                            VALUE
                                                     EQUITY FUND                      EQUITY FUND
                                                     -----------                      -----------
                                                UNITS         AMOUNT             UNITS         AMOUNT
                                                -----         ------             -----         ------
Units sold                                      505,968    $ 35,926,302          205,316    $ 15,301,901
Units redeemed                                 (290,098)    (23,199,477)        (140,929)    (11,194,467)
                                               --------    ------------         --------    ------------
Net increase (decrease)                         215,870    $ 12,726,825           64,387    $  4,107,434
                                               ========    ============         ========    ============

                                                    EMERGING GROWTH                   INTERNATIONAL
                                                      EQUITY FUND                      EQUITY FUND
                                                      -----------                      -----------
                                                 UNITS         AMOUNT             UNITS        AMOUNT
                                                 -----         ------             -----        ------
Units sold                                       342,413    $ 21,241,913          224,450    $ 9,408,584
Units redeemed                                  (142,705)    (10,580,944)        (105,265)    (4,979,726)
                                                --------    ------------         --------    -----------
Net increase (decrease)                          199,708    $ 10,660,969          119,185    $ 4,428,858
                                                ========    ============         ========    ===========

                                                   ACTIVELY MANAGED                INTERMEDIATE-TERM
                                                      BOND FUND                        BOND FUND
                                                      ---------                        ---------
                                                UNITS         AMOUNT             UNITS         AMOUNT
                                                -----         ------             -----         ------
Units sold                                      481,523    $ 23,043,213          152,814    $  6,371,268
Units redeemed                                 (711,289)    (33,866,807)        (253,025)    (10,514,857)
                                               --------    ------------         --------    ------------
Net increase (decrease)                        (229,766)   $(10,823,594)        (100,211)   $ (4,143,589)
                                               ========    ============         ========    ============

                                                       SHORT-TERM
                                                     INVESTMENT FUND
                                                     ---------------
                                                  UNITS        AMOUNT
                                                  -----        ------
Units sold                                        326,056    $ 8,519,321
Units redeemed                                   (373,050)    (9,739,680)
                                                 --------    -----------
Net increase (decrease)                           (46,994)   $(1,220,359)
                                                 ========    ===========

    Net Assets at March 31, 2003 are comprised as follows:

                                                                                EMERGING
                                                CORE EQUITY       VALUE       GROWTH EQUITY   INTERNATIONAL
                                                   FUND            FUND           FUND         EQUITY FUND
                                                   ----            ----           ----         -----------
Paid-in capital (deficit)                      $(158,066,334)  $(45,395,477)  $(47,793,647)   $ 25,856,810
Accumulated income (loss)                         51,734,262     22,576,549     (8,471,385)     (1,300,844)
Accumulated realized gain                        225,791,194     93,832,590    110,469,887      37,379,885
Unrealized appreciation (depreciation)            14,155,970     (2,327,887)      (958,238)    (14,556,438)
                                               -------------   ------------   ------------    ------------
                                               $ 133,615,092   $ 68,685,775   $ 53,246,617    $ 47,379,413
                                               =============   ============   ============    ============

                                                          ACTIVELY
                                                           MANAGED      INTERMEDIATE-TERM     SHORT-TERM
                                                          BOND FUND         BOND FUND       INVESTMENT FUND
                                                          ---------         ---------       ---------------
Paid-in capital (deficit)                               $(122,234,141)    $(116,282,543)     $(28,646,758)
Accumulated income                                        210,024,294       138,863,591        46,030,151
Accumulated realized gain                                  36,167,134        15,473,506         1,243,126
Unrealized appreciation (depreciation)                      5,658,672           708,623            (4,353)
                                                        -------------     -------------      ------------
                                                        $ 129,615,959     $  38,763,177      $ 18,622,166
                                                        =============     =============      ============

NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
    The Investment Funds' activity during the six-months in writing equity call options had off-balance sheet risk of accounting loss. These financial instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. A written equity call option obligates an Investment Fund to deliver the underlying security upon exercise by the holder of the option. The Investment Funds cover options written by owning the underlying security.

    A summary of the Investment Funds' option transactions written for the six-months follows:

                                                                  NUMBER OF           PREMIUMS
                                                              OPTIONS CONTRACTS       RECEIVED
VALUE EQUITY FUND                                             -----------------       --------
Contracts outstanding at September 30, 2002                            --             $     --
Options written                                                     1,000              212,494
Options terminated in closing purchase transactions                  (300)             (77,598)
Options exercised                                                      --                   --
Options expired                                                        --                   --
                                                                    -----             --------
Contracts outstanding at March 31, 2003                               700             $134,896
                                                                    =====             ========

NOTE 7--FINANCIAL HIGHLIGHTS

                                                                                  CORE EQUITY FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                     3/31/2003      ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)   9/30/2002    9/30/2001    9/30/2000    9/30/1999    9/30/1998
                                                    -----------   ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
  (for a unit outstanding throughout the period)
Net Asset Value, Beginning of the Period               $60.80       $80.20      $118.08      $106.30       $79.41       $76.11
                                                     --------     --------     --------     --------     --------     --------
Income from Investment Operations:
Net investment income                                    0.01         0.37         0.60         0.33         0.37         0.58
Net realized and unrealized gain (loss) on
  investments                                            1.05       (19.77)      (38.48)       11.45        26.52         2.72
                                                     --------     --------     --------     --------     --------     --------
Total from Investment Operations                         1.06       (19.40)      (37.88)       11.78        26.89         3.30
                                                     --------     --------     --------     --------     --------     --------
Net Asset Value, End of the Period                     $61.86       $60.80       $80.20      $118.08      $106.30       $79.41
                                                     ========     ========     ========     ========     ========     ========
TOTAL RETURN+                                            1.74 %     (24.19)%     (32.08)%      11.08 %      33.86 %       4.34 %
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets++
  Expenses                                              (1.07)%      (1.04)%      (1.01)%      (0.99)%      (0.97)%      (0.94)%
  Net investment income                                  0.03 %       0.46 %       0.60 %       0.29 %       0.37 %       0.72 %
Portfolio Turnover Rate                                 35.64 %      39.24 %       7.58 %       5.86 %       8.89 %       5.62 %
Net Assets at End of the Period ($1,000's)           $133,615     $128,882     $152,684     $200,691     $174,373     $176,367

                                                                                  VALUE EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2003      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2002    9/30/2001    9/30/2000    9/30/1999    9/30/1998
                                                     -----------   ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
  (for a unit outstanding throughout the period)
Net Asset Value, Beginning of the Period                $64.12       $77.46       $88.10       $72.01       $56.27       $57.36
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Income from Investment Operations:
Net investment income                                     0.34         0.67         0.68         0.73         0.66         0.57
Net realized and unrealized gain (loss) on
  investments                                             0.95       (14.01)      (11.32)       15.36        15.08        (1.66)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Total from Investment Operations                          1.29       (13.34)      (10.64)       16.09        15.74        (1.09)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of the Period                      $65.41       $64.12       $77.46       $88.10       $72.01       $56.27
                                                     =========    =========    =========    =========    =========    =========
TOTAL RETURN+                                             2.01 %     (17.22)%     (12.08)%      22.34 %      27.97 %      (1.90)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets++
  Expenses                                               (1.29)%      (1.26)%      (1.18)%      (1.08)%      (1.06)%      (1.12)%
  Expenses Including Expense Offsets                     (1.29)%      (1.24)%      (1.17)%      (1.05)%      (1.02)%      (1.11)%
  Net investment income                                   1.01 %       0.84 %       0.77 %       0.91 %       0.94 %       0.93 %
Portfolio Turnover Rate                                  36.54 %      47.13 %      38.58 %      71.85 %      90.14 %      95.66 %
Net Assets at End of the Period ($1,000's)             $68,686      $65,726      $74,405      $88,445      $84,839      $63,931

 * Using average units basis.
 + Not annualized for periods of less than a year
++ Annualized for periods of less than a year

                                                                             EMERGING GROWTH EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2003      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2002    9/30/2001    9/30/2000    9/30/1999    9/30/1998
                                                     -----------   ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
  (for a unit outstanding throughout the period)
Net Asset Value, Beginning of the Period                $51.05       $74.78      $131.34       $80.96       $54.90       $84.47
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Income from Investment Operations:
Net investment loss                                      (0.22)       (1.27)       (1.24)       (1.62)       (1.05)       (0.90)
Net realized and unrealized gain (loss) on
  investments                                            (1.98)      (22.46)      (55.32)       52.00        27.11       (28.67)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Total from Investment Operations                         (2.20)      (23.73)      (56.56)       50.38        26.06       (29.57)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of the Period                      $48.85       $51.05       $74.78      $131.34       $80.96       $54.90
                                                     =========    =========    =========    =========    =========    =========
TOTAL RETURN+                                            (4.31)%     (31.73)%     (43.06)%      62.23 %      47.47 %     (35.01)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets++
  Expenses                                               (1.99)%      (1.99)%      (1.91)%      (1.79)%      (2.02)%      (2.01)%
  Expenses Including Expense Offsets                     (1.96)%      (1.97)%      (1.89)%      (1.79)%      (1.99)%      (1.94)%
  Net investment loss                                    (0.90)%      (1.73)%      (1.29)%      (1.37)%      (1.55)%      (1.22)%
Portfolio Turnover Rate                                 125.74 %      98.10 %     102.33 %     137.97 %     222.98 %     204.41 %
Net Assets at End of the Period ($1,000's)             $53,247      $52,867      $62,503      $98,703      $76,191      $55,287

                                                                              INTERNATIONAL EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2003      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2002    9/30/2001    9/30/2000    9/30/1999    9/30/1998
                                                     -----------   ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
  (for a unit outstanding throughout the period)
Net Asset Value, Beginning of the Period                $37.85       $45.54       $61.82       $55.87       $45.44       $51.09
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Income from Investment Operations:
Net investment income (loss)                              0.04         0.22         0.25         0.09        (0.21)       (0.14)
Net realized and unrealized gain (loss) on
  investments                                            (2.42)       (7.91)      (16.53)        5.86        10.64        (5.51)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Total from Investment Operations                         (2.38)       (7.69)      (16.28)        5.95        10.43        (5.65)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of the Period                      $35.47       $37.85       $45.54       $61.82       $55.87       $45.44
                                                     =========    =========    =========    =========    =========    =========
TOTAL RETURN+                                            (6.29)%     (16.89)%     (26.33)%      10.65 %      22.95 %     (11.06)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets++
  Expenses                                               (1.72)%      (1.71)%      (1.62)%      (1.64)%      (1.98)%      (1.99)%
  Expenses Including Expense Offsets                     (1.72)%      (1.71)%      (1.62)%      (1.64)%      (1.97)%      (1.94)%
  Net investment income (loss)                            0.18 %       0.48 %       0.45 %       0.14 %      (0.39)%      (0.27)%
Portfolio Turnover Rate                                   9.18 %      17.60 %      15.79 %      30.82 %     120.42 %      92.82 %
Net Assets at End of the Period ($1,000's)             $47,379      $44,696      $48,356      $56,991      $49,288      $34,083

 * Using average units basis.
 + Not annualized for periods of less than a year
++ Annualized for periods of less than a year

                                                                             ACTIVELY MANAGED BOND FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                     3/31/2003      ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)   9/30/2002    9/30/2001    9/30/2000    9/30/1999    9/30/1998
                                                    -----------   ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
  (for a unit outstanding throughout the period)
Net Asset Value, Beginning of the Period               $49.16       $45.53       $39.31       $37.21       $37.73       $33.89
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Income from Investment Operations:
Net investment income                                    1.42         2.66         2.78         2.67         2.32         2.19
Net realized and unrealized gain (loss) on
  investments                                           (0.70)        0.97         3.44        (0.57)       (2.84)        1.65
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Total from Investment Operations                         0.72         3.63         6.22         2.10        (0.52)        3.84
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of the Period                     $49.88       $49.16       $45.53       $39.31       $37.21       $37.73
                                                    =========    =========    =========    =========    =========    =========
TOTAL RETURN+                                            1.46 %       7.97 %      15.82 %       5.64 %      (1.38)%      11.33 %
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets++
  Expenses                                              (0.88)%      (0.89)%      (0.85)%      (0.82)%      (0.78)%      (0.81)%
  Net investment income                                  5.78 %       5.69 %       6.54 %       7.09 %       6.17 %       6.16 %
Portfolio Turnover Rate                                 42.43 %      28.28 %      11.60 %      16.81 %      42.18 %      71.12 %
Net Assets at End of the Period ($1,000's)           $129,616     $131,720     $132,442     $153,930     $184,197     $162,355

                                                                             INTERMEDIATE-TERM BOND FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2003      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2002    9/30/2001    9/30/2000    9/30/1999    9/30/1998
                                                     -----------   ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
  (for a unit outstanding throughout the period)
Net Asset Value, Beginning of the Period                $42.16       $40.48       $36.53       $34.54       $34.10       $31.55
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Income from Investment Operations:
Net investment income                                     0.84         1.95         2.17         2.07         1.85         1.93
Net realized and unrealized gain (loss) on
  investments                                            (0.44)       (0.27)        1.78        (0.08)       (1.41)        0.62
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Total from Investment Operations                          0.40         1.68         3.95         1.99         0.44         2.55
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of the Period                      $42.56       $42.16       $40.48       $36.53       $34.54       $34.10
                                                     =========    =========    =========    =========    =========    =========
TOTAL RETURN+                                             0.95 %       4.15 %      10.81 %       5.76 %       1.29 %       8.08 %
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets++
  Expenses                                               (1.33)%      (1.33)%      (1.24)%      (1.20)%      (1.12)%      (1.10)%
  Net investment income                                   3.98 %       4.73 %       5.62 %       5.90 %       5.40 %       5.92 %
Portfolio Turnover Rate                                  41.20 %      71.62 %      18.34 %      14.39 %      50.51 %     107.30 %
Net Assets at End of the Period ($1,000's)             $38,763      $40,577      $43,019      $51,805      $62,524      $59,718

 * Using average units basis.
 + Not annualized for periods of less than a year
++ Annualized for periods of less than a year

                                                                              SHORT-TERM INVESTMENT FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/2003      ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)   9/30/2002    9/30/2001    9/30/2000    9/30/1999    9/30/1998
                                                     -----------   ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
  (for a unit outstanding throughout the period)
Net Asset Value, Beginning of the Period                $26.35       $25.88       $24.56       $23.28       $22.31       $21.23
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Income from Investment Operations:

Net investment income                                     0.22         0.52         1.19         1.26         1.05         1.06
Net realized and unrealized gain (loss) on
  investments                                            (0.07)       (0.05)        0.13         0.02        (0.08)        0.02
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Total from Investment Operations                          0.15         0.47         1.32         1.28         0.97         1.08
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of the Period                      $26.50       $26.35       $25.88       $24.56       $23.28       $22.31
                                                     =========    =========    =========    =========    =========    =========
TOTAL RETURN+                                             0.57 %       1.82 %       5.37 %       5.50 %       4.35 %       5.09 %

RATIOS/SUPPLEMENTAL DATA:

Ratios to Average Net Assets++
  Expenses                                               (0.80)%      (0.80)%      (0.80)%      (0.80)%      (0.80)%      (0.80)%
  Net investment income                                   1.63 %       2.01 %       4.68 %       5.28 %       4.63 %       4.89 %
Decrease in above expense ratio due to fee waiver         0.77 %       0.73 %       0.70 %       0.64 %       0.46 %       0.50 %
Net Assets at End of the Period ($1,000's)             $18,622      $19,782      $20,646      $19,170      $27,286      $32,385

 * Using average units basis.
 + Not annualized for periods of less than a year
++ Annualized for periods of less than a year

OFFICERS
--------------------------------------------------------------------------------
William Dannecker, President
Michele A. Ward, CFA, Executive Vice President--Investments and Chief Investment Officer
Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
C. Paul Tyborowski, Executive Vice President
Scott Ridenour, Second Vice President and Treasurer
Veronica A. Fisher, Vice President and Assistant Treasurer
Deborah A. DaGiau, Vice President
Stephen A. Hughes, Vice President
G. Michael Morgenroth, First Vice President
Jan M. Schultz, Ph.D., First Vice President
Elizabeth Bello, Second Vice President

CONSULTANTS
--------------------------------------------------------------------------------
Actuarial--Retirement System Consultants Inc.
Administrative and Recordkeeping--Retirement System Consultants Inc. Investments--Evaluation Associates

INVESTMENT MANAGERS
--------------------------------------------------------------------------------
Bank of Ireland Asset Management (U.S.) Limited
Batterymarch Financial Management, Inc.
Neuberger Berman Management Inc.
Retirement System Investors Inc.

CUSTODIAN
--------------------------------------------------------------------------------
Custodial Trust Company

DISTRIBUTOR
--------------------------------------------------------------------------------
Retirement System Distributors Inc.

TRANSFER AGENT
--------------------------------------------------------------------------------
Retirement System Consultants Inc.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP

COUNSEL
--------------------------------------------------------------------------------
Shearman & Sterling

BOARD OF TRUSTEES
--------------------------------------------------------------------------------
Herbert G. Chorbajian
  Vice Chairman
  Charter One Financial, Inc., Cleveland, OH

Candace Cox
  Managing Director
  Emerald Capital Advisors, LLC, New York, NY

James P. Cronin
  President, Treasurer and Chief Executive Officer
  The Dime Savings Bank of Norwich, Norwich, CT

William Dannecker
  Chairman of the Board of Directors
  Retirement System Group Inc., New York, NY

Joseph R. Ficalora
  President and Chief Executive Officer
  New York Community Bancorp., Inc., Westbury, NY

Ralph L. Hodgkins, Jr.
  Retired Chief Executive Officer
  Mid Maine Savings Bank, FSB, Auburn, ME

Maurice E. Kinkade
  Retired Director of Development
  Maplebrook School, Amenia, NY

Jospeh L. Mancino
  Chairman and Chief Executive Officer
  The Roslyn Savings Bank, Jericho, NY

William A. McKenna, Jr.
  Chairman and Chief Executive Officer
  Ridgewood Savings Bank, Ridgewood, NY

William L. Schrauth
  Retired President and Chief Executive Officer
  The Savings Bank of Utica, Utica, NY

William E. Swan
  Chairman, President and Chief Executive Officer
  First Niagara Financial Group, Inc., Lockport, NY

Raymond L. Willis
  Private Investments

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                                    [LOGO](R)


                                 BROKER/DEALER:
                               RETIREMENT SYSTEM
                               DISTRIBUTORS INC.

                              317 MADISON AVENUE
                            NEW YORK, NY  10017-5201
                                  800-772-3615

                                 www.rsgroup.com